AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 7, 2003
                                                      REGISTRATION NOS. 811-1911
                                                                        333-
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-14
                             Registration Statement
                                      Under
                           THE SECURITIES ACT OF 1933                      [X]
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                       POST-EFFECTIVE AMENDMENT NO.                        [ ]

                        SCHRODER CAPITAL FUNDS (DELAWARE)
               (Exact name of Registrant as Specified in Charter)

                                875 Third Avenue
                            New York, New York 10022
               (Address of Principal Executive Offices)(Zip Code)
                                 (212) 641-3800
                        (Area Code and Telephone Number)

                             Carin F. Muhlbaum, Esq.
                Schroder Investment Management North America Inc.
                                875 Third Avenue
                            New York, New York 10022
                     (Name and Address of Agent for Service)

                                   Copies to:
                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                             One International Place
                        Boston, Massachusetts 02110-2624

      Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective.

     It is proposed that this filing will become effective on April 9, 2003
                              Pursuant to rule 488.

No filing fee is due in connection with this Registration Statement and the Investor Shares to be issued hereunder due to the Registrant's reliance on
Section 24(f) under the Investment Company Act of 1940.

                        SCHRODER CAPITAL FUNDS (DELAWARE)

                               SCHRODER ULTRA FUND


                        NOTICE OF MEETING OF SHAREHOLDERS


                                  May 20, 2003

     This is to notify you that a Meeting of Shareholders of the Schroder Ultra Fund, a series of Schroder Capital Funds (Delaware), will be held on May 20, 2003 at 9:00 a.m., New York time, at the offices of the Trust, 875 Third Avenue, 22nd Floor, New York, New York 10022, for the following purposes:

1. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Schroder Ultra Fund to Schroder U.S. Opportunities Fund, both series of Schroder Capital Funds (Delaware), in exchange for shares of Schroder U.S. Opportunities Fund and the assumption by Schroder U.S. Opportunities Fund of all of the liabilities of Schroder Ultra Fund, and the distribution of such shares to the shareholders of Schroder Ultra Fund in complete liquidation of Schroder Ultra Fund.

2. To transact such other business as may properly come before the meeting.

     The Trustees of Schroder Capital Funds (Delaware) have fixed the close of business on March 31, 2003 as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting.


                                             By Order of the Board of Trustees


                                             Carin F. Muhlbaum
                                             Secretary


April ___, 2003


--------------------------------------------------------------------------------
WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE POSTAGE-PAID ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE SPECIAL MEETING.
--------------------------------------------------------------------------------

                        SCHRODER CAPITAL FUNDS (DELAWARE)

                          875 THIRD AVENUE, 22ND FLOOR
                            NEW YORK, NEW YORK 10022
                                 (800) 464-3108

                 PROSPECTUS/PROXY STATEMENT DATED APRIL__, 2003

INTRODUCTION

     This Prospectus/Proxy Statement relates to the proposed merger (the "Merger") of Schroder Ultra Fund (the "Ultra Fund") into Schroder U.S. Opportunities Fund (the "Opportunities Fund"). The Ultra Fund and the Opportunities Fund are separate series of Schroder Capital Funds (Delaware). Schroder Capital Funds (Delaware) is an open-end series management investment company organized as a Delaware business trust.

     The Proposal described in this Prospectus/Proxy Statement relates to the proposed merger of the Ultra Fund with and into the Opportunities Fund. If the Merger occurs, you will become a shareholder of the Opportunities Fund. The Opportunities Fund seeks capital appreciation. It invests primarily in equity securities of companies in the United States with market capitalizations of $2.2 billion or less. If the Agreement and Plan of Reorganization is approved by shareholders of the Ultra Fund and the Merger occurs, the Ultra Fund will transfer all of its assets and liabilities to the Opportunities Fund in exchange for shares of the Opportunities Fund (the "Merger Shares") with a value equal to value of the assets of the Ultra Fund transferred less the value of the liabilities assumed. After that exchange, Merger Shares received by the Ultra Fund will be distributed pro rata to the Ultra Fund's shareholders.

     Because you are a shareholder of the Ultra Fund, you are being asked to vote on the Proposal. This Prospectus/Proxy Statement explains what you should know before investing in the Opportunities Fund. Please read it carefully and keep it for future reference.

     Because shareholders of the Ultra Fund are being asked to approve a transaction that will result in their receiving shares of the Opportunities Fund, this Proxy Statement also serves as a Prospectus for the shares of the Opportunities Fund to be issued in connection with the Merger.

     The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy Statement by reference:

o    the current Prospectus of the Ultra Fund, dated February 28, 2003;

o the current Prospectus of Schroder Capital Funds (Delaware), dated March 1, 2003, relating to a number of funds of Schroder Capital Funds (Delaware), including the Opportunities Fund; a copy of that Prospectus accompanies this Prospectus/Proxy Statement;

o the current Statement of Additional Information of Schroder Capital Funds (Delaware), dated March 1, 2003, relating to a number of funds of Schroder Capital Funds (Delaware), including the Opportunities and Ultra Funds;

o the Report of Independent Accountants and financial statements of the Funds included in the Annual Report of Schroder Capital Funds (Delaware) for the fiscal year ended October 31, 2002 (the "Annual Report"); a copy of that Annual Report accompanies this Prospectus/Proxy Statement; and

o the Statement of Additional Information dated April___, 2003 relating to this Prospectus/Proxy Statement (the "Merger SAI").

For a free copy of a Prospectus of the Ultra Fund, the current Statement of Additional Information of either Fund, the Merger SAI, or the Annual Report, please call 800-464-3108 or write to Schroder Mutual Funds at:

Schroder Mutual Funds
P.O. Box 8507
Boston, Massachusetts  02266

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

     YOU CAN LOSE MONEY BY INVESTING IN THE OPPORTUNITIES FUND. THE OPPORTUNITIES FUND MAY NOT ACHIEVE ITS GOALS, AND IS NOT INTENDED AS A COMPLETE INVESTMENT PROGRAM. AN INVESTMENT IN THE OPPORTUNITIES FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS
                                -----------------

I.    OVERVIEW OF PROPOSAL...................................................5
II.   DETAILS OF THE PROPOSED MERGER........................................11
III.  VOTING INFORMATION....................................................16
IV.   INFORMATION ABOUT THE FUNDS...........................................19
V.    APPENDIX A............................................................20
VI.   APPENDIX B............................................................36
VII.  APPENDIX C............................................................39

I.       OVERVIEW OF PROPOSAL

PROPOSED TRANSACTION

     The Trustees of Schroder Capital Funds (Delaware), on behalf of each of the Funds, have approved a transaction involving the merger of the Ultra Fund with and into the Opportunities Fund. The Merger is proposed to be accomplished pursuant to an Agreement and Plan of Reorganization. That Agreement provides for the transfer of all of the assets of the Ultra Fund to the Opportunities Fund, in exchange for shares of the Opportunities Fund, and the assumption by the Opportunities Fund of all the liabilities of the Ultra Fund, followed by the liquidation of the Ultra Fund. A copy of the Agreement and Plan of Reorganization is included as Appendix A (the "Agreement and Plan of Reorganization").

     Schroder Investment Management North America Inc. ("Schroders") (itself and its predecessors) has been in the business of investment management since 1962. Schroders is the investment adviser to each Fund.

     If the Proposal is approved by the shareholders of the Ultra Fund, the Ultra Fund will receive a number of Merger Shares of the Opportunities Fund equal in value to the value of the net assets of the Ultra Fund being transferred. Following the transfer (i) the Ultra Fund will distribute to the holders of its shares a number of full and fractional Merger Shares of the Opportunities Fund equal in value to the value of the net assets of the Ultra Fund being transferred and (ii) the Ultra Fund will be liquidated. The Merger is intended to be a tax-free reorganization.

     THE TRUSTEES OF SCHRODER CAPITAL FUNDS (DELAWARE) UNANIMOUSLY RECOMMEND THAT SHAREHOLDERS OF THE ULTRA FUND APPROVE THIS PROPOSAL. In reaching that conclusion, the Trustees considered, among other things, (i) that an investment in the Opportunities Fund will provide shareholders of the Ultra Fund an investment opportunity generally comparable to that currently afforded by the Ultra Fund; (ii) that the operating expenses of the Opportunities Fund after the Merger are expected to be lower than those currently borne by shareholders of the Ultra Fund; (iii) that the Merger will offer Ultra Fund shareholders the opportunity to keep their investment in an open-end mutual fund without recognition of gain or loss for federal income tax purposes; and (iv) that the Ultra Fund has experienced substantial redemptions recently and is unlikely to continue to be viable as a stand-alone mutual fund. See "Proposal -- Background and Reasons for the Proposed Merger."

OPERATING EXPENSES

     The following tables summarize expenses:

(1) that each Fund incurred in its fiscal year ended October 31, 2002, as restated to reflect estimated "Other Expenses" for the current fiscal year as described in footnote (2) to the table, and

(2) that the Opportunities Fund would be expected to have incurred in the fiscal year ended October 31, 2002 (assuming the restatement for "Other Expenses" described in footnote (2) to the table) after giving effect on a pro forma combined basis to the proposed Merger as if the Merger had occurred as of the beginning of that fiscal year.

     The tables are provided to help you understand an investor's share of the operating expenses which each Fund incurs. The examples show the estimated cumulative expenses attributable to a hypothetical $10,000 investment in each class of shares of the Ultra Fund, the Opportunities Fund, and the Opportunities Fund on a pro forma basis, over specified periods. By translating "Net Expenses" into dollar amounts, these examples help you compare the costs of investing in the Funds to the costs of investing in other mutual funds.

SHAREHOLDER FEES
(expenses that are deducted from Fund assets)

------------------------------------------------------------------------------
                         Current              Current            Pro-Forma
                         Expenses            Expenses             Combined
                         SCHRODER            SCHRODER             Expenses
                        ULTRA FUND         OPPORTUNITIES          SCHRODER
                       (year ended             FUND            OPPORTUNITIES
                       October 31,          (year ended          FUND (year
                          2002)             October 31,        ended October
                                               2002)             31, 2002)
------------------------------------------------------------------------------
 Maximum Sales             None                None                 None
 Load Imposed
 on Purchases
------------------------------------------------------------------------------
    Maximum                None                None                 None
   Deferred
  Sales Load
------------------------------------------------------------------------------
 Maximum Sales             None                None                 None
     Load
  Imposed on
  Reinvested
   Dividends
------------------------------------------------------------------------------
Purchase Charge            None                None                 None
------------------------------------------------------------------------------
 Exchange Fee              None                None                 None
------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

--------------------------------------------------------------------------------
                                                                Pro-Forma
                                                                Combined
                                            Current Expenses    EXPENSES
                          Current Expenses  SCHRODER            SCHRODER
                          SCHRODER ULTRA    OPPORTUNITIES       OPPORTUNITIES
                          FUND (based on    FUND (based on      FUND (based on
                          January 31,       January 31, 2003    January 31, 2003
                          2003 assets)      assets)             assets)
--------------------------------------------------------------------------------
Management   Fees(1)           1.50%              0.75%               0.75%
--------------------------------------------------------------------------------
12b-1 Fees                      None               None               None
--------------------------------------------------------------------------------
Other Expenses(1) (2)          2.02%              1.46%               1.38%
--------------------------------------------------------------------------------
Total Annual Fund              3.52%              2.21%               2.13%
Operating
  Expenses(2)
--------------------------------------------------------------------------------
Fee Waiver and/or              None               0.21%               0.13%
Expense Limitation(3)
--------------------------------------------------------------------------------
Net Expenses                   3.52%              2.00%               2.00%
--------------------------------------------------------------------------------

(1) Management Fees include all fees payable to Schroders and its affiliates for investment advisory and fund administration services. The Funds also pay administrative or sub-administration fees directly to SEI Investments Global Fund Services, and those fees are included under "Other Expenses."

(2) "Total Annual Fund Operating Expenses" for each of the Funds have been restated to reflect estimated "Other Expenses" for the current fiscal year as if they had been in effect for the fiscal year ended October 31, 2002. The restatements are largely attributable to substantial redemptions that occurred from Schroder Ultra Fund after October 31, 2002, resulting in the expected reallocation of common, complex-wide expenses among the Funds.

(3) The Net Expenses shown for the Opportunities Fund reflect the effect of contractually imposed Fee Waivers and/or Expense Limitations, in effect through October 31, 2003, on the Total Annual Fund Operating Expenses of the Opportunities Fund.

EXAMPLES OF FUND EXPENSES:

     The examples assume that you invest $10,000 in shares of a Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Examples also assume that your investment earns a 5% return each year and that each Fund accrues expenses at the rate shown under Total Annual Fund Operating Expenses above in each year (except, in the first year, the operating expenses for the Opportunities Fund are the same as that Fund's Net Expenses shown above for the eight-month period expiring October 31, 2003). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

----------------------------------------------------------------------------
                                    Example
                  Example           Expenses
                  Expenses          SCHRODER        Pro Forma Combined
                  SCHRODER ULTRA    OPPORTUNITIES   EXPENSES SCHRODER
                  FUND              FUND            OPPORTUNITIES FUND
----------------------------------------------------------------------------
1 Year              $355             $210                  $207
----------------------------------------------------------------------------
3 Years            $1,080            $678                  $658
----------------------------------------------------------------------------
5 Years            $1,826           $1,172                $1,136
----------------------------------------------------------------------------
10 Years           $3,792           $2,533                $2,455
----------------------------------------------------------------------------

FEDERAL INCOME TAX CONSEQUENCES

     For federal income tax purposes, the Merger is expected to be a tax-free reorganization. Accordingly, it is expected that no gain or loss will be recognized by the Ultra Fund or by its shareholders as a result of the Merger, and that the tax basis of the Merger Shares received by each shareholder of the Ultra Fund will be the same in the aggregate as the tax basis of that shareholder's Ultra Fund shares. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in the recognition of gain or loss to such shareholder for federal income tax purposes. For more information about the federal income tax consequences of the Merger, see "Information Applicable to the Proposal -- Federal Income Tax Consequences."

COMPARISON OF THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

     The investment objectives, policies and strategies of the two Funds, and certain differences between them, are summarized below. For a more detailed description of the investment techniques used by the Funds, and the risks associated with investments in the Funds, please see the Funds' Prospectus.

     The investment objective of the Ultra Fund is to seek long-term capital appreciation. The Fund typically invests in common stocks that Schroders believes offers the potential for capital appreciation. The Fund pursues an aggressive trading strategy by investing in securities issued by companies in any industrial sector or of any size. Schroders currently expects that a substantial portion of the Ultra Fund's assets will normally be invested in securities of companies with market capitalizations of $500 million or less. Schroders seeks to identify securities of companies that it believes offer the potential for capital appreciation based on novel, superior or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, having gone public in recent years, opportunities provided by mergers, divestures or new management, or other factors.

     The Ultra Fund may purchase securities of a company in the company's initial public offering, invest in closed-end investment companies and in exchange-traded mutual funds, buy put options on securities, sell securities short and buy call or put options or buy or sell futures contracts on market indexes. The Ultra Fund may, and currently does, hold a substantial portion of its assets in cash, if Schroders believes that market conditions warrant or pending investment.

     The investment objective of the Opportunities Fund is to seek capital appreciation. Under current market conditions, the Fund expects to invest primarily in equity securities of companies in the United States that have market capitalizations of $2.2 billion or less measured at the time of investment, including investments in securities of companies with market capitalizations of $500 million or less (sometimes referred to as "micro-cap" companies). The Opportunities Fund normally invests in the securities of companies that Schroders believes offer the potential for capital appreciation, based on novel, superior or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, their having gone public in recent years, opportunities provided by mergers, divestures or new management, or other factors.

     The Opportunities Fund may invest in securities of companies outside the United States, although it will normally invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies Schroders considers to be located in the United States. The Opportunities Fund may also invest in initial public offerings.

     The Funds share similar principal risks, which include the risks associated with small companies, equity securities and initial public offerings. If shareholders of the Ultra Fund approve the Proposal, they will be subject to the current fundamental and non-fundamental investment policies of the Opportunities Fund, which will not be changing in connection with the Merger. A list of the fundamental and certain non-fundamental investment policies of each of the Funds is included as Appendix B. The Ultra Fund does not currently hold any portfolio investments that would violate the Opportunities Fund's investment policies or restrictions as a result of such investments being acquired by the Opportunities Fund in connection with the Merger. In the event that the Ultra Fund comes to hold any such investment, Schroders will cause the Fund to sell or otherwise dispose of the investment prior to the Merger, which may result in adverse tax consequences to Ultra Fund shareholders. The Ultra Fund currently has a substantial portion of its assets invested in cash and cash equivalents (approximately 28.9% of its total net assets as of February 28, 2003) and intends to maintain substantial cash positions through the date of the merger. Should the Opportunities Fund invest this cash in portfolio securities following the merger, the Fund will incur associated brokerage and other transaction costs.

     In general, the Ultra Fund has historically been more aggressively managed than the Opportunities Fund, trading more actively, taking large short positions, investing in less "seasoned" companies, and actively managing its cash position to anticipate or react to economic or market factors.

COMPARISON OF DISTRIBUTION POLICIES AND PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

     The Ultra Fund and the Opportunities Fund have identical procedures concerning dividends and distributions. Each Fund distributes any net investment income and any net realized capital gain at least annually. For each Fund, distributions from net capital gains are made after applying any available capital loss carryovers. It is expected that, shortly before the Exchange Date (as defined in the Agreement and Plan of Reorganization), the Ultra Fund will, if necessary, declare and distribute as a special dividend any investment company taxable income (computed without regard to the deduction for dividends paid) and any net realized capital gains through the Exchange Date not previously distributed.

     The two Funds have similar procedures for purchasing Fund shares, although shares of the Ultra Fund are not currently being offered. Shares of the Opportunities Fund may be purchased at their net asset value next determined, without any sales charges or loads, through Schroder Fund Advisors Inc. ("SFA"), the distributor of the Funds' shares.

     Shares of the Funds can generally be exchanged for shares of most other funds in the Schroder family of funds at any time at their respective net asset values, although the Ultra Fund is not available as an exchange option.

     The two Funds have similar redemption procedures. Shares of either Fund may be sold back to the Fund on any day the New York Stock Exchange is open by sending a letter of instruction or stock power form to the Fund or by calling
(800) 464-3108 if telephonic redemption procedures were authorized for the account. The price received by shareholders is the net asset value next determined after receipt of the redemption request in good order.

     Each Fund has adopted a procedure for involuntary redemptions in the event that an account balance falls below a minimum threshold. For purposes of this involuntary redemption policy, accounts in both the Ultra Fund and the Opportunities Fund are currently required to maintain a minimum balance of $2,000.

     Shares of each Fund can be redeemed by contacting the relevant Fund by mail or by telephone.

PRINCIPAL RISK FACTORS OF INVESTING IN THE OPPORTUNITIES FUND

     Certain risks of the Opportunities Fund are briefly summarized below. It is possible to lose money on an investment in the Opportunities Fund.

SMALL COMPANIES. The Opportunities Fund invests in smaller companies, which tend to be more vulnerable to adverse developments than larger companies. The Opportunities Fund may invest in micro-cap companies and at such times will be particularly sensitive to the risks associated with small companies. Smaller companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. They may be recently organized, without proven records of success. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more widely traded companies, and the Fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities to reflect the full value of their issuers' earnings potential or assets.

EQUITY SECURITIES. One risk of investing in the Opportunities Fund is the risk that the value of the equity securities in the portfolio will fall, or will not appreciate as anticipated by Schroders, due to factors that adversely affect particular companies in the portfolio and/or the U.S. equities market in general.

INITIAL PUBLIC OFFERINGS (IPOS). The Opportunities Fund may purchase securities of companies in initial public offerings of their securities. Such investments are subject generally to the risks described above under "Small Companies." Such securities have no trading history, and information about such companies may be available for very limited periods. Under certain market conditions, very few companies, if any, may determine to make initial public offerings of their securities. The investment performance of the Opportunities Fund during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. The prices of securities sold in initial public offerings can be highly volatile.

ADDITIONAL INFORMATION REGARDING RISKS OF THE OPPORTUNITIES FUND

     See the Opportunities Fund's Prospectus and Statement of Additional Information for further information about risks associated with the Fund.

II.  DETAILS OF THE PROPOSED MERGER

     The Merger is proposed to take place pursuant to an Agreement and Plan of Reorganization between the Ultra Fund and the Opportunities Fund (the "Agreement"), a form of which is attached to this Prospectus/Proxy Statement as Appendix A.

     The Agreement provides, among other things, for the transfer of all of the assets of the Ultra Fund to the Opportunities Fund in exchange for (i) the issuance to the Ultra Fund of the Merger Shares, the number of which will be calculated based on the value of the net assets of the Ultra Fund acquired by the Opportunities Fund and the net asset value per share of the Opportunities Fund and (ii) the assumption by the Opportunities Fund of all of the liabilities of the Ultra Fund, all as more fully described below under "Information Applicable to the Proposal."

     After receipt of the Merger Shares, the Ultra Fund will cause the Merger Shares to be distributed to its shareholders, in complete liquidation of the Ultra Fund. Each shareholder holding Shares of the Ultra Fund will receive a number of full and fractional Merger Shares of the Opportunities Fund equal in value at the date of the exchange to the aggregate net asset value of the shareholder's Ultra Fund shares.

BOARD OF TRUSTEES' RECOMMENDATION. THE BOARD OF TRUSTEES OF SCHRODER CAPITAL FUNDS (DELAWARE) HAS VOTED TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION AND RECOMMENDS THAT SHAREHOLDERS OF THE ULTRA FUND ALSO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION.

BACKGROUND AND REASONS FOR THE PROPOSED MERGER

     The Board of Trustees of Schroder Capital Funds (Delaware), including all of its Trustees who are not "interested persons" of Schroder Capital Funds (Delaware) (the "Independent Trustees"), has determined that the Merger would be in the best interests of the Ultra Fund, and that the interests of the Ultra Fund's shareholders would not be diluted as a result of effecting the Merger. At a meeting held on February 6, 2003, the Board approved the proposed Merger and recommended its approval by shareholders.

     Mr. Ira Unschuld served as the portfolio manager for the two Funds through December 31, 2002, prior to his departure from Schroders. Since the announcement of Mr. Unschuld's departure from Schroders, the Ultra Fund has experienced substantial redemptions. Its total assets at February 14, 2003 were approximately $9.7 million. At its highest asset level on June 3, 2002 the Ultra Fund's total assets were approximately $240 million. Schroders informed the Trustees that it does not expect that the Ultra Fund will grow significantly in the foreseeable future and that it does not believe that the Fund will continue to be viable as a stand-alone mutual fund.

     Schroders noted that Ms. Jenny B. Jones, who recently joined Schroders from Morgan Stanley, is currently the portfolio manager of both the Ultra Fund and the Opportunities Fund. Schroders noted that, although the investment policies of the two Funds differ somewhat, the investment styles of the two Funds are generally comparable, and that the Opportunities Fund should provide a suitable alternative for shareholders who wish to continue to invest in a mutual fund comparable to the Ultra Fund and managed by Schroders. Schroders also noted that the operating expenses of the Opportunities Fund after the Merger are expected to be lower than the operating expenses of the Ultra Fund.

     Schroders also pointed out that the Merger is intended to permit Ultra Fund shareholders to keep their investment in an open-end mutual fund, without recognition of gain or loss for federal income tax purposes. Schroders noted that, if the Ultra Fund were to liquidate and shareholders were to receive the net asset value of their shares in liquidating distributions, gain or loss would be recognized for federal income tax purposes. See "Information Applicable to the Proposal -- Federal Income Tax Consequences" below.

     On the basis of these factors, the Trustees unanimously determined to approve the Agreement and Plan of Reorganization and to recommend to shareholders that they approve the Reorganization.

INFORMATION APPLICABLE TO THE PROPOSAL

     AGREEMENT AND PLAN OF REORGANIZATION. If approved by shareholders of the Ultra Fund, the Merger is expected to occur on or around June __, 2003, pursuant to the Agreement and Plan of Reorganization (the "Agreement") and satisfaction of various conditions stated therein. Pursuant to the Agreement, the Ultra Fund will transfer all of its assets and liabilities to the Opportunities Fund, in exchange for the issuance of Merger Shares of the Opportunities Fund having an aggregate net asset value equal to the value of the net assets being transferred, all as of the Exchange Date (defined in the Agreement to be June __, 2003 or such other date as may be agreed upon by the Opportunities Fund and the Ultra Fund). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement in Appendix A.

     Immediately following the Exchange Date, the Merger Shares received by the Ultra Fund will be distributed pro rata to its shareholders of record as of the close of business on the Exchange Date. As a result of the proposed transaction, each holder of shares of the Ultra Fund will receive a number of full and fractional Shares of the Opportunities Fund, having an aggregate net asset value at the Exchange Date equal to the aggregate net asset value of the shares of the Ultra Fund held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Opportunities Fund in the names of the Ultra Fund shareholders, each account representing the respective number of full and fractional Merger Shares due such shareholder. Because the shares of the Opportunities Fund are not be represented by certificates, certificates for Merger Shares will not be issued.

     The consummation of the transactions contemplated by the Proposal is subject to the conditions set forth in the Agreement, any of which conditions may be waived, except for the condition requiring shareholder approval of the Agreement. The Agreement may be terminated, and the Merger abandoned, at any time prior to the Exchange Date, before or after approval by the shareholders of the Ultra Fund, by mutual consent of the Funds or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

     Each Fund will bear its pro-rata share (based on relative net assets) of all legal and accounting fees and expenses, printing expenses, and other fees and expenses incurred in connection with the consummation of the transactions contemplated by the Proposal under the Agreement. The total of these fees and expenses is expected to be approximately $______. Each Fund will bear its own portfolio transfer taxes (if any), brokerage and other similar expenses in connection with the merger. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     DESCRIPTION OF THE MERGER SHARES. Full and fractional Merger Shares will be issued to the Ultra Fund's shareholders in accordance with the procedures set forth in the Agreement, as described above. The Merger Shares are shares of the Opportunities Fund. Holders of shares of the Ultra Fund will receive Merger Shares of the Opportunities Fund in the Merger.

     ORGANIZATION. Each of the Merger Shares will be fully paid and nonassessable by the Opportunities Fund when issued, will be transferable without restriction, and will have no preemptive or conversion rights. The Trust Instrument of Schroder Capital Funds (Delaware) (the "Trust Instrument") permits Schroder Capital Funds (Delaware) to divide its shares, without shareholder approval, into two or more series of shares representing separate investment portfolios and to further divide any such series, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine.

     FEDERAL INCOME TAX CONSEQUENCES. The Merger is intended to be a tax-free reorganization. As a condition to each Fund's obligations to consummate the Merger, the Fund will receive an opinion from counsel to Schroder Capital Funds (Delaware) to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) the Merger will constitute a reorganization within the meaning of
Section 368(a) of the Code, and the Opportunities Fund and the Ultra Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) under Section 361 of the Code, no gain or loss will be recognized by the Ultra Fund upon the transfer of its assets to the Opportunities Fund in exchange for Opportunities Fund shares and the assumption by the Opportunities Fund of the Ultra Fund's liabilities, or upon the distribution of the Opportunities Fund shares by the Ultra Fund to its shareholders in liquidation;
(iii) under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Ultra Fund on the distribution of Merger Shares to them in exchange for their shares of the Ultra Fund; (iv) under Section 358 of the Code, the aggregate tax basis of the Merger Shares that the Ultra Fund's shareholders receive in exchange for their Ultra Fund shares will be the same as the aggregate basis of the Ultra Fund shares exchanged therefor; (v) under Section 1223(1) of the Code, an Ultra Fund shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Ultra Fund shares exchanged for the Merger Shares, provided that the shareholder held the Ultra Fund shares as a capital asset;
(vi) under Section 1032 of the Code, no gain or loss will be recognized by the Opportunities Fund upon receipt of the assets transferred to the Opportunities Fund pursuant to the Agreement in exchange for the Merger Shares and the assumption by the Opportunities Fund of the liabilities of the Ultra Fund; (vii) under Section 362(b) of the Code, the Opportunities Fund's tax basis in the assets that the

Opportunities Fund receives from the Ultra Fund will be the same as the Ultra Fund's tax basis in such assets immediately prior to such exchange; and (viii) under Section 1223(2) of the Code, the Opportunities Fund's holding periods in such assets will include the Ultra Fund's holding periods in such assets. The opinion will be based on certain factual certifications made by officers of Schroder Capital Funds (Delaware) and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Merger will be as described above.

     Prior to the Exchange Date, the Ultra Fund will declare a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

     This description of the federal income tax consequences of the Merger is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Merger, including the applicability and effect of state, local, foreign and other tax laws.

     CAPITALIZATION. The following table shows, on an unaudited basis, the capitalizations of the Opportunities Fund and the Ultra Fund as of March 31, 2003, and of the Opportunities Fund on a pro forma basis as of that date, assuming the Merger had occurred as of that date:

CAPITALIZATION TABLE
MARCH 31, 2003
(UNAUDITED)

--------------------------------------------------------------------------------
                       SCHRODER    SCHRODER             SCHRODER OPPORTUNITIES
                       ULTRA FUND  OPPORTUNITIES FUND   FUND PRO FORMA COMBINED
--------------------------------------------------------------------------------
Net assets (000's
omitted)
--------------------------------------------------------------------------------
Shares outstanding
(000's omitted)
--------------------------------------------------------------------------------
Net asset value per
share (000's omitted)
--------------------------------------------------------------------------------

Pro forma financial statements of the Opportunities Fund as of and for the fiscal year ended October 31, 2002 are included in the Merger SAI. Because the Agreement and Plan of Reorganization provides that the Opportunities Fund will be the surviving Fund following the Merger, the pro forma financial statements reflect the transfer of the assets and liabilities of the Ultra Fund to the Opportunities Fund, as contemplated by the Agreement and Plan of Reorganization.

III.     VOTING INFORMATION

     REQUIRED SHAREHOLDER VOTE. Approval of the proposed Merger will require the affirmative vote of a "majority of the outstanding voting securities" of the Ultra Fund (as defined in the Investment Company Act of 1940, as amended), which means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Ultra Fund or (2) 67% or more of the shares of the Ultra Fund present at a meeting if more than 50% of the outstanding shares of the Ultra Fund are represented at the meeting in person or by proxy.

     RECORD DATE, QUORUM AND METHOD OF TABULATION. Shareholders of record of the Ultra Fund at the close of business on March 31, 2003 (the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. The holders of one-third of the outstanding shares of the Ultra Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionately.

     Votes cast by proxy, in person or telephonically at the Meeting will be counted by persons appointed by Schroder Capital Funds (Delaware) as tellers for the Meeting. The tellers will count the total number of votes cast "FOR" approval of the Proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. Abstentions and broker non-votes have the effect of negative votes on the Proposal.

     SHARES OUTSTANDING AND BENEFICIAL OWNERSHIP. As of the Record Date, as shown on the books of the Ultra Fund, there were issued and outstanding ________ Shares of beneficial interest of the Ultra Fund and _______ of the Opportunities Fund.

     As of the Record Date, the officers and Trustees of Schroder Capital Funds (Delaware) as a group beneficially owned less than 1% of the outstanding shares of each of the Ultra Fund and the Opportunities Fund. The following table gives the names and addresses of the persons who, to the knowledge of the Ultra Fund, owned of record or beneficially 5% or more of the outstanding shares of the Ultra Fund and the Opportunities Fund as of the Record Date:

SCHRODER ULTRA FUND

------------------------------------------------------------------

                                                _____%
------------------------------------------------------------------

                                                _____%
------------------------------------------------------------------

SCHRODER U.S. OPPORTUNITIES FUND

------------------------------------------------------------------

                                                _____%
------------------------------------------------------------------

                                                _____%
------------------------------------------------------------------

                                                _____%
------------------------------------------------------------------

                                                _____%
------------------------------------------------------------------

                                                _____%
------------------------------------------------------------------

     SOLICITATION OF PROXIES. In addition to the solicitation of proxies by mail, the Trustees of the Trust and employees of Schroders or its affiliates may solicit proxies in person or by telephone. The Trust has retained D.F. King & Co., Inc. ("D.F. King"), 48 Wall Street, 22nd Floor, New York, NY 10005, to aid in the solicitation of proxies. The costs of retaining D.F. King and other expenses incurred in connection with the solicitation of proxies, other than expenses in connection with solicitation by the employees of Schroders, will be borne by the Funds on a pro-rata basis (based on relative net assets). The anticipated cost associated with the solicitation of proxies by D.F. King is $7,500 plus any reasonable out of pocket expenses incurred by D.F. King.

     SHAREHOLDER VOTING BY TELEPHONE. In addition to voting by mail or in person at the meetings, you may give your voting instructions over the telephone by calling 888-866-4425. A representative of D.F. King will answer your call. When receiving your instructions by telephone, the D.F. King representative is required to ask you for your full name, address, a portion of your social security or employer identification number, title (if the person giving the proxy is authorized to act for an entity, such as a corporation), the number of shares of the Fund owned, and to confirm that you have received the proxy statement in the mail. If the information you provide matches the information provided to D.F. King by Schroders, then the D.F. King representative will explain the process. D.F. King is not permitted to recommend to you how to vote, other than to read any recommendations included in the proxy statement. D.F. King will record your instructions and transmit them to the official tabulator and send you a letter or mailgram to confirm your vote. That letter will also ask you to call D.F. King immediately if the confirmation does not reflect your instructions correctly. You may receive a call from a representative of D.F. King if Schroders has not yet received your vote. D.F. King will record all instructions it receives from shareholders by telephone, and the proxies it signs in accordance with those instructions, in accordance with the procedures set forth above. The Trustees believe those procedures are reasonably designed to determine accurately the shareholder's identity and voting instructions.

     REVOCATION OF PROXIES. Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Secretary of Schroder Capital Funds (Delaware) at 875 Third Avenue, 22nd Floor, New York, New York 10022), in person at the Meeting, by executing a superseding proxy, telephonically or by submitting a notice of revocation to the Secretary of Schroder Capital Funds (Delaware). All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, to approve the Proposal.

     ADJOURNMENT. If sufficient votes in favor the Proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of Proposal. They will vote against any such adjournment those proxies required to be voted against the Proposal. The cost of any additional solicitation will be borne by the Funds.

     SHAREHOLDER PROPOSALS AT FUTURE MEETINGS OF SHAREHOLDERS. The Trust Instrument of Schroder Capital Funds (Delaware) does not provide for annual meetings of shareholders, and Schroder Capital Funds (Delaware) does not currently intend to hold such a meeting for shareholders of the Ultra Fund in 2003. Shareholder proposals for inclusion in a proxy statement for any subsequent meeting of the Ultra Fund's shareholders must be received by Schroder Capital Funds (Delaware) a reasonable period of time prior to any such meeting. If the Merger described in the Proposal is consummated, there will be no further meetings of the shareholders of the Ultra Fund.

     OTHER MATTERS. The Trustees of Schroder Capital Funds (Delaware) know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

IV.      INFORMATION ABOUT THE FUNDS

     Other information regarding the Funds, including information with respect to their investment objectives, policies and restrictions and financial history may be found in the Merger SAI, the Funds' Prospectuses, the current statement of Additional Information of Schroder Capital Funds (Delaware), and the Annual Report, which are available upon request by calling 800-464-3108. The Opportunities Fund's current Prospectus and the Funds' Annual Report for the fiscal year ended October 31, 2002 have been delivered with this Prospectus/Proxy Statement.

     Schroder Capital Funds (Delaware) is subject to the informational requirements of the Securities Exchange Act of 1934, and accordingly files reports and other information with the Securities and Exchange Commission. Reports, proxy materials and other information filed by Schroder Capital Funds (Delaware) with respect to the Funds can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549; and 233 Broadway, New York, New York 10279. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, or at no charge from the EDGAR database on the SEC's website at "www.sec.gov."

V.       APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the "Agreement") is made as of _____ ___, 2003 in New York, New York, by and between Schroder Capital Funds (Delaware), a Delaware business trust, on behalf of its Schroder Ultra Fund series (the "Ultra Fund"), and Schroder Capital Funds (Delaware), a Delaware business trust, on behalf of its Schroder U.S. Opportunities Fund series (the "Opportunities Fund").

PLAN OF REORGANIZATION

     (a) The Ultra Fund will sell, assign, convey, transfer and deliver to the Opportunities Fund on the Exchange Date (as defined in Section 6) all of its properties and assets. In consideration therefor, the Opportunities Fund shall, on the Exchange Date, assume all of the liabilities of the Ultra Fund existing at the Valuation Time (as defined in Section 3(c)) and deliver to the Ultra Fund a number of full and fractional shares of beneficial interest of the Opportunities Fund (the "Merger Shares") having an aggregate net asset value equal to the value of the assets of the Ultra Fund transferred to the Opportunities Fund on such date less the value of the liabilities of the Ultra Fund assumed by the Opportunities Fund on that date.

     (b) Upon consummation of the transaction described in paragraph (a) above, the Ultra Fund shall distribute in complete liquidation to its shareholders of record as of the Exchange Date the Merger Shares, each shareholder being entitled to receive that proportion of such Merger Shares which the number of shares of the Ultra Fund held by such shareholder bears to the number of shares of the Ultra Fund outstanding on such date. Certificates representing the Merger Shares will not be issued. All issued and outstanding shares of the Ultra Fund will simultaneously be canceled on the books of the Ultra Fund.

     (c) As promptly as practicable after the liquidation of the Ultra Fund as aforesaid, the Ultra Fund shall be dissolved pursuant to the provisions of the Trust Instrument of Schroder Capital Funds (Delaware) (the "Trust Instrument") and applicable law, and its legal existence terminated. Any reporting responsibility of the Ultra Fund is and shall remain the responsibility of the Ultra Fund up to and including the Exchange Date and, if applicable, such later date on which the Ultra Fund is liquidated.

AGREEMENT

1. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE OPPORTUNITIES FUND. The Opportunities Fund represents and warrants to and agrees with the Ultra Fund that:

     a) The Opportunities Fund is a series of Schroder Capital Funds (Delaware), a Delaware business trust duly established and validly existing under the laws of the State of Delaware, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Schroder Capital Funds (Delaware) is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on Schroder Capital Funds (Delaware). Each of Schroder Capital Funds (Delaware) and the Opportunities Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Agreement.

     b) [Reserved]

     c) A statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Opportunities Fund as of and for the fiscal year ended October 31, 2002 has been furnished to the Ultra Fund. Such statements of assets and liabilities and schedules fairly present the financial position of the Opportunities Fund as of such dates and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

     d) The current prospectus and statement of additional information of Schroder Capital Funds (Delaware), each dated March 1, 2003, relating to the Opportunities Fund, which have previously been furnished to the Ultra Fund, and any amendment or supplement thereto or any superceding prospectus or statement of additional information in respect thereof in effect prior to the Exchange Date, which will be furnished to the Ultra Fund (collectively, as from time to time amended, the "Opportunities Fund Prospectus"), did not as of such date, do not as of the date hereof, and will not as of the Exchange Date contain, with respect to the Opportunities Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Schroder Capital Funds (Delaware) or the Opportunities Fund, threatened against Schroder Capital Funds (Delaware) or the Opportunities Fund, which assert liability on the part of the Opportunities Fund. The Opportunities Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     f) The Opportunities Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown belonging to it on its statement of assets and liabilities as of October 31, 2002, those incurred in the ordinary course of its business as an investment company since October 31, 2002, and those to be assumed pursuant to this Agreement. Prior to the Exchange Date, the Opportunities Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Ultra Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to October 31, 2002, whether or not incurred in the ordinary course of business.

     g) As of the Exchange Date, the Opportunities Fund will have filed all federal and other tax returns and reports which, to the knowledge of the officers of Schroder Capital Funds (Delaware), are required to be filed by the Opportunities Fund and will have paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Opportunities Fund. All tax liabilities of the Opportunities Fund have been adequately provided for on its books, and no tax deficiency or liability of the Opportunities Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     h) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Opportunities Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

     i) The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by Schroder Capital Funds (Delaware) on Form N-14 on behalf of the Opportunities Fund and relating to the Merger Shares issuable hereunder and the proxy statement of the Ultra Fund relating to the meeting of the Ultra Fund shareholders referred to in Section 7(a) herein (together with the documents incorporated therein by reference, the "Ultra Fund Proxy Statement"), on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the prospectus which is contained in the Registration Statement, as amended or supplemented by any amendments or supplements filed with the Commission by Schroder Capital Funds (Delaware), and the Ultra Fund Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Ultra Fund Proxy Statement made in reliance upon and in conformity with information furnished by the Ultra Fund to the Opportunities Fund for use in the Registration Statement or the Ultra Fund Proxy Statement.

     j) There are no material contracts outstanding to which the Opportunities Fund is a party, other than as are or will be disclosed in the Opportunities Fund Prospectus, the Registration Statement or the Ultra Fund Proxy Statement.

     k) All of the issued and outstanding shares of beneficial interest of the Opportunities Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Opportunities Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

     l) The Opportunities Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     m) The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

     n) The Merger Shares to be issued to the Ultra Fund have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Opportunities Fund, and no shareholder of the Opportunities Fund will have any preemptive right of subscription or purchase in respect thereof.

     o) All issued and outstanding shares of the Opportunities Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Opportunities Fund. The Opportunities Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Opportunities Fund shares, nor is there outstanding any security convertible into any Opportunities Fund shares.

2. REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF THE ULTRA FUND. The Ultra Fund represents and warrants to and agrees with the Opportunities Fund that:

     a) The Ultra Fund is a series of Schroder Capital Funds (Delaware) a Delaware business trust duly established and validly existing under the laws of The State of Delaware, and has power to own all of its properties and assets and to carry out this Agreement. Schroder Capital Funds (Delaware) is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on Schroder Capital Funds (Delaware). Each of Schroder Capital Funds (Delaware) and the Ultra Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out this Agreement.

     b) [Reserved]

     c) A statement of assets and liabilities, statement of operations, statement of changes in net assets and a schedule of investments (indicating their market values) of the Ultra Fund as of and for the fiscal year ended October 31, 2002 has been furnished to the Opportunities Fund. Such statements of assets and liabilities and schedules fairly present the financial position of the Ultra Fund as of such dates, and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby, in conformity with generally accepted accounting principles.

     d) The current prospectus and statement of additional information of Schroder Capital Funds (Delaware), each dated February 28, 2003 relating to the Ultra Fund, which have been previously furnished to the Opportunities Fund, and any amendment or supplement thereto or any superceding prospectus or statement of additional information in respect thereof in effect prior to the Exchange Date, which will be furnished to the Opportunities Fund (collectively, as from time to time amended, the "Ultra Fund Prospectus"), did not as of such date, do not as of the date hereof, and will not as of the Exchange Date contain, with respect to the Ultra Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Schroder Capital Funds (Delaware) or the Ultra Fund, threatened against Schroder Capital Funds (Delaware) or the Ultra Fund, which assert liability on the part of the Ultra Fund. The Ultra Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     f) There are no material contracts outstanding to which the Ultra Fund is a party, other than as are disclosed in the registration statement on Form N-1A of Schroder Capital Funds (Delaware) or the Ultra Fund Prospectus.

     g) The Ultra Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown on the Ultra Fund's statement of assets and liabilities as of October 31, 2002 referred to above and those incurred in the ordinary course of its business as an investment company since such date. Prior to the Exchange Date, the Ultra Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Opportunities Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to October 31, 2002, whether or not incurred in the ordinary course of business.

     h) As of the Exchange Date, the Ultra Fund will have filed all federal and other tax returns and reports which, to the knowledge of the officers of Schroder Capital Funds (Delaware), are required to be filed by the Ultra Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Ultra Fund. All tax liabilities of the Ultra Fund have been adequately provided for on its books, and no tax deficiency or liability of the Ultra Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     i) At the Exchange Date, Schroder Capital Funds (Delaware), on behalf of the Ultra Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Ultra Fund to be transferred to the Opportunities Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Opportunities Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Opportunities Fund. As used in this Agreement, the term "Investments" shall mean the Ultra Fund's investments shown on the schedule of its investments as of October 31, 2002 referred to in Section 2(c) hereof, as supplemented with such changes in the portfolio as the Ultra Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Exchange Date.

     j) No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Opportunities Fund or the Ultra Fund, except as previously disclosed to the Opportunities Fund by the Ultra Fund.

     k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Ultra Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act or state insurance, securities or blue sky laws.

     l) The Registration Statement and the Ultra Fund Proxy Statement, on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the Ultra Fund Proxy Statement and the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Ultra Fund Proxy Statement made in reliance upon and in conformity with information furnished by the Opportunities Fund to the Ultra Fund or Schroder Capital Funds (Delaware) for use in the Registration Statement or the Ultra Fund Proxy Statement.

     m) The Ultra Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Subchapter M of the Code.

     n) At the Exchange Date, the Ultra Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Ultra Fund pursuant to this Agreement, the Opportunities Fund will remain in compliance with such mandatory investment restrictions as are set forth in the Prospectus, as amended through the Exchange Date. Notwithstanding the foregoing, nothing herein will require the Ultra Fund to dispose of any assets if, in the reasonable judgment of the Ultra Fund, such disposition would adversely affect the tax-free nature of the reorganization or would violate the Ultra Fund's fiduciary duty to its shareholders.

     o) All of the issued and outstanding shares of beneficial interest of the Ultra Fund shall have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Ultra Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

     p) All issued and outstanding shares of the Ultra Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Ultra Fund. The Ultra Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Ultra Fund shares, nor is there outstanding any security convertible into any of the Ultra Fund shares.

3. REORGANIZATION.

     a) Subject to the requisite approval of the shareholders of the Ultra Fund and to the other terms and conditions contained herein (including the Ultra Fund's obligation to distribute to its shareholders all of its investment company taxable income and net capital gain as described in Section 8(m)), the Ultra Fund agrees to sell, assign, convey, transfer and deliver to the Opportunities Fund, and the Opportunities Fund agrees to acquire from the Ultra Fund, on the Exchange Date all of the Investments and all of the cash and other properties and assets of the Ultra Fund, whether accrued or contingent (including cash received by the Ultra Fund upon the liquidation by the Ultra Fund of any Investments), in exchange for that number of shares of beneficial interest of the Opportunities Fund provided for in Section 4 and the assumption by the Opportunities Fund of all of the liabilities of the Ultra Fund, whether accrued or contingent, existing at the Valuation Time (as defined below). Pursuant to this Agreement, the Ultra Fund will, as soon as practicable after the Exchange Date, distribute in complete liquidation all of the Merger Shares received by it to the shareholders of the Ultra Fund in exchange for their shares, respectively, of the Ultra Fund.

     b) The Ultra Fund will pay or cause to be paid to the Opportunities Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the Investments and other properties and assets of the Ultra Fund, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Opportunities Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Ultra Fund acquired by the Opportunities Fund.

     c) The Valuation Time shall be 4:00 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

4. VALUATION TIME. On the Exchange Date, the Opportunities Fund will deliver to the Ultra Fund a number of full and fractional Merger Shares having an aggregate net asset value equal to the value of the assets of the Ultra Fund transferred to the Opportunities Fund on such date less the value of the liabilities of the Ultra Fund assumed by the Opportunities Fund on that date.

     a) The net asset value of the Merger Shares to be delivered to the Ultra Fund, the value of the assets of the Ultra Fund and the value of the liabilities of the Ultra Fund to be assumed by the Opportunities Fund shall in each case be determined as of the Valuation Time.

     b) The net asset value of the Merger Shares shall be computed in the manner set forth in the Opportunities Fund Prospectus. The value of the assets and liabilities of the Ultra Fund shall be determined by the Opportunities Fund, in cooperation with the Ultra Fund, pursuant to procedures which the Opportunities Fund would use in determining the fair market value of the Opportunities Fund's assets and liabilities.

     c) No adjustment shall be made in the net asset value of either the Ultra Fund or the Opportunities Fund to take into account differences in realized and unrealized gains and losses.

     d) The Ultra Fund shall distribute the Merger Shares to the shareholders of the Ultra Fund by furnishing written instructions to the Opportunities Fund's transfer agent, which will as soon as practicable open accounts for each Ultra Fund shareholder in accordance with such written instructions.

     e) The Opportunities Fund shall assume all liabilities of the Ultra Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Ultra Fund or otherwise.

5. EXPENSES, FEES, ETC.

     a) Each Fund will bear its pro-rata share (based on relative net assets) of all legal and accounting fees and expenses, printing expenses, and other fees and expenses incurred in connection with the consummation of the transactions contemplated by the Proposal under the Agreement. Each Fund will bear its own portfolio transfer taxes (if any), brokerage and other similar expenses in connection with the merger. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     b) In the event the transactions contemplated by this Agreement are not consummated for any reason, each Fund will bear its pro-rata share (based on relative net assets) of all expenses incurred in connection with such transactions.

     c) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

6. EXCHANGE DATE. Delivery of the assets of the Ultra Fund to be transferred, assumption of the liabilities of the Ultra Fund to be assumed, and the delivery of the Merger Shares to be issued shall be made at New York, New York, as of [May ___], 2003, or at such other date agreed to by the Opportunities Fund and the Ultra Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

7. MEETINGS OF SHAREHOLDERS; DISSOLUTION.

     a) Schroder Capital Funds (Delaware), on behalf of the Ultra Fund, agrees to call a meeting of the Ultra Fund's shareholders to be held as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of its assets to and the assumption of all of its liabilities by the Opportunities Fund as herein provided and adopting this Agreement.

     b) The Ultra Fund agrees that the liquidation and dissolution of the Ultra Fund will be effected in the manner provided in the Trust Instrument in accordance with applicable law and that on and after the Exchange Date, the Ultra Fund shall not conduct any business except in connection with its liquidation and dissolution.

     c) The Opportunities Fund has, in consultation with the Ultra Fund and based in part on information furnished by the Ultra Fund, filed the Registration Statement with the Commission. Each of the Ultra Fund and the Opportunities Fund will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement.

8. CONDITIONS TO THE OPPORTUNITIES FUND'S OBLIGATIONS. The obligations of the Opportunities Fund hereunder shall be subject to the following conditions:

     a) That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Ultra Fund entitled to vote.

     b) That the Ultra Fund shall have furnished to the Opportunities Fund a statement of the Ultra Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on the Ultra Fund's behalf by the President (or any Vice President) and Treasurer (or any Assistant Treasurer) of Schroder Capital Funds (Delaware), and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Ultra Fund since October 31, 2002, other than changes in the Investments and other assets and properties since that date or changes in the market value of the Investments and other assets of the Ultra Fund, or changes due to dividends paid or losses from operations, and other than changes previously disclosed by on behalf of the Ultra Fund to the Opportunities Fund.

     c) That the Ultra Fund shall have furnished to the Opportunities Fund a statement, dated the Exchange Date, signed by the President (or any Vice President) and Treasurer (or any Assistant Treasurer) of Schroder Capital Funds (Delaware) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Ultra Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates and the Ultra Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates.

     d) [Reserved]

     e) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

     f) That the Opportunities Fund shall have received an opinion of Ropes & Gray, counsel to the Ultra Fund, or Delaware counsel acceptable to the officers of the Trust, in form satisfactory to counsel to the Opportunities Fund, and dated the Exchange Date, to the effect that (i) Schroder Capital Funds (Delaware) is a Delaware business trust duly formed and is validly existing under the laws of the State of Delaware and has the requisite statutory trust power to own all its properties and to carry on its business as presently conducted; (ii) this Agreement has been duly authorized, executed and delivered by Schroder Capital Funds (Delaware) on behalf of the Ultra Fund and, assuming that the Registration Statement, the Ultra Fund Prospectus and the Ultra Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Schroder Capital Funds (Delaware) on behalf of the Ultra Fund, is a valid and binding obligation of Schroder Capital Funds (Delaware) on behalf of the Ultra Fund;
(iii) Schroder Capital Funds (Delaware), on behalf of the Ultra Fund, has the statutory trust power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement including the performance by the Trust on behalf of the Ultra Fund of all of its obligations under Section 3 of the Agreement, the Trust on behalf of the Ultra Fund will have duly sold, assigned, conveyed, transferred and delivered to the Trust on behalf of the Opportunities Fund the assets contemplated by the Agreement to be sold, assigned, conveyed, transferred and delivered; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Trust Instrument or By-Laws or any provision of any agreement known to such counsel to which Schroder Capital Funds (Delaware) or the Ultra Fund is a party or by which it is bound; and (v) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Schroder Capital Funds (Delaware) on behalf of the Ultra Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws.

     g) [Reserved]

     h) That the Opportunities Fund shall have received an opinion of Ropes & Gray (which opinion would be based upon certain factual representations and subject to certain qualifications), dated the Exchange Date, in form satisfactory to the Opportunities Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and the court decisions, for federal income tax purposes (i) the transactions contemplated by the Agreement will constitute a reorganization and the Opportunities Fund and the Ultra Fund will each be a party to the reorganization; (ii) no gain or loss will be recognized by the Opportunities Fund upon receipt of the Investments transferred to the Opportunities Fund pursuant to this Agreement in exchange for the Merger Shares; (iii) the basis to the Opportunities Fund of the Investments will be the same as the basis of the Investments in the hands of the Ultra Fund immediately prior to such exchange;
(iv) the Opportunities Fund's holding periods with respect to the Investments will include the respective periods for which the Investments were held by the Ultra Fund; and (v) the Opportunities Fund will succeed to and take into account the items of the Ultra Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     i) That the assets of the Ultra Fund to be acquired by the Opportunities Fund will include no assets which the Opportunities Fund, by reason of charter limitations or of investment restrictions disclosed in the Registration Statement in effect on the Exchange Date, may not properly acquire.

     j) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Schroder Capital Funds (Delaware) or the Opportunities Fund, threatened by the Commission.

     k) That Schroder Capital Funds (Delaware) shall have received from the Commission, any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

     l) That all actions taken by Schroder Capital Funds (Delaware) on behalf of the Ultra Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Opportunities Fund and its counsel.

     m) That, prior to the Exchange Date, the Ultra Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Ultra Fund (i) all of the excess of (x) the Ultra Fund's investment income excludable from gross income under Section 103 of the Code over (y) the Ultra Fund's deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Ultra Fund's investment company taxable income as defined in Section 852 of the Code (computed in each case without regard to any deduction for dividends paid), and
(iii) all of the Ultra Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for any taxable year ending on or after October 31, 2002, and on or prior to the Exchange Date.

     n) That the Ultra Fund shall have furnished to the Opportunities Fund a certificate, signed by the President (or any Vice President) and the Treasurer (or any Assistant Treasurer) of Schroder Capital Funds (Delaware), as to the tax cost to the Ultra Fund of the securities delivered to the Opportunities Fund pursuant to this Agreement, together with any such other evidence as to such tax cost as the Opportunities Fund may reasonably request.

     o) That the Ultra Fund's custodian shall have delivered to the Opportunities Fund a certificate identifying all of the assets of the Ultra Fund held or maintained by such custodian as of the Valuation Time.

     p) That the Ultra Fund's transfer agent shall have provided to the Opportunities Fund (i) the originals or true copies of all of the records of the Ultra Fund in the possession of such transfer agent as of the Exchange Date,
(ii) a certificate setting forth the number of shares of each class of the Ultra Fund outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

     q) [Reserved]

     r) [Reserved]

     s) [Reserved]

9. CONDITIONS TO THE ULTRA FUND'S OBLIGATIONS. The obligations of the Ultra Fund hereunder shall be subject to the following conditions:

     a) That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Ultra Fund entitled to vote.

     b) That Schroder Capital Funds (Delaware), on behalf of the Opportunities Fund, shall have executed and delivered to the Ultra Fund an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Opportunities Fund will assume all of the liabilities of the Ultra Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement, other than liabilities arising pursuant to this Agreement.

     c) That the Opportunities Fund shall have furnished to the Ultra Fund a statement, dated the Exchange Date, signed by the President (or any Vice President) and Treasurer (or any Assistant Treasurer) of Schroder Capital Funds (Delaware) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Opportunities Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that the Opportunities Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

     d) That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

     e) That the Ultra Fund shall have received an opinion of Ropes & Gray, counsel to the Opportunities Fund, or Delaware counsel acceptable to the officers of the Trust, in form satisfactory to counsel to the Ultra Fund, and dated the Exchange Date, to the effect that (i) Schroder Capital Funds (Delaware) is a Delaware business trust duly formed and is validly existing under the laws of the State of Delaware and has the requisite statutory trust power to own all its properties and to carry on its business as presently conducted; (ii) the Merger Shares to be delivered to the Ultra Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and non-assessable by Schroder Capital Funds (Delaware) and the Opportunities Fund and no shareholder of the Opportunities Fund has any preemptive right to subscription or purchase in respect thereof;
(iii) this Agreement has been duly authorized, executed and delivered by Schroder Capital Funds (Delaware) on behalf of the Opportunities Fund and, assuming that the Opportunities Fund Prospectus, the Registration Statement and the Ultra Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Schroder Capital Funds (Delaware) on behalf of the Ultra Fund, is a valid and binding obligation of Schroder Capital Funds (Delaware) and the Opportunities Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Trust Instrument or By-

Laws, or any provision of any agreement known to such counsel to which Schroder Capital Funds (Delaware) or the Opportunities Fund is a party or by which it is bound; (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Schroder Capital Funds (Delaware) on behalf of the Opportunities Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws; and (vi) the Registration Statement has become effective under the 1933 Act, and to best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

     f) That the Ultra Fund shall have received an opinion of Ropes & Gray, dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifications), in form satisfactory to the Ultra Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes: (i) the transactions contemplated by the Agreement will constitute a reorganization; (ii) no gain or loss will be recognized by the Ultra Fund as a result of the reorganization; (iii) no gain or loss will be recognized by shareholders of the Ultra Fund on the distribution of Merger Shares to them in exchange for their shares of the Ultra Fund; (iv) the aggregate tax basis of the Merger Shares that the Ultra Fund's shareholders receive in place of their Ultra Fund shares will be the same as the aggregate tax basis of the Ultra Fund shares exchanged therefor; and (v) a shareholder's holding period for his or her Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Ultra Fund shares exchanged for the Merger Shares, provided that the shareholder held the Ultra Fund shares as a capital asset.

     g) That all actions taken by Schroder Capital Funds (Delaware) on behalf of the Opportunities Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Ultra Fund and its counsel.

     h) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Schroder Capital Funds (Delaware) or the Opportunities Fund, threatened by the Commission.

     i) That Schroder Capital Funds (Delaware) shall have received from the Commission, any relevant state securities administrator and any relevant state insurance regulatory authority such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws or state insurance laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

10. [Reserved]

11. WAIVER OF CONDITIONS. Each of the Ultra Fund or the Opportunities Fund, after consultation with counsel and by consent of the trustees of Schroder Capital Funds (Delaware), on behalf of the Opportunities Fund and the Ultra Fund, as the case may be, on its behalf or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder, except for the conditions set forth in Sections 8(a), 8(h), 9(a) and 9(f).

12. NO BROKER, ETC. Each of the Ultra Fund and the Opportunities Fund represents that there is no person who has dealt with it or Schroder Capital Funds (Delaware) who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

13. TERMINATION. The Ultra Fund and the Opportunities Fund may, by consent of the trustees of Schroder Capital Funds (Delaware), on behalf of each Fund, terminate this Agreement. If the transactions contemplated by this Agreement have not been substantially completed by October 31, 2003, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Ultra Fund and the Opportunities Fund.

14. [Reserved]

15. COVENANTS, ETC. DEEMED MATERIAL. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding an investigation made by them or on their behalf.

16. SOLE AGREEMENT; AMENDMENTS. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

         [The remainder of this page has intentionally been left blank.]

17. TRUST INSTRUMENT. Notice is hereby given that this instrument is executed on behalf of the trustees of Schroder Capital Funds (Delaware) on behalf of the Opportunities Fund and the Ultra Fund as trustees and not individually and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of Schroder Capital Funds (Delaware) and individually but are binding only upon the assets and property of the Opportunities Fund or the Ultra Fund, as the case may be.



     This Agreement may be executed in a number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.


                           SCHRODER CAPITAL FUNDS (DELAWARE)
                           on behalf of its Schroder Ultra Fund series

                           By:
                               ----------------------
                           Name:  Catherine A. Mazza
                           Title: President


                           SCHRODER CAPITAL FUNDS (DELAWARE)
                           on behalf of its Schroder Opportunities Fund series

                           By:
                               ----------------------
                           Name: Catherine A. Mazza
                           Title: President

VI.      APPENDIX B

FUNDAMENTAL AND CERTAIN NON-FUNDAMENTAL INVESTMENT POLICIES OF THE OPPORTUNITIES FUND AND ULTRA FUND

                        SCHRODER U.S. OPPORTUNITIES FUND
                        --------------------------------

Schroder U.S. Opportunities Fund will not:

FUNDAMENTAL POLICIES:

1. Borrow money, except that the Fund may borrow from banks or by entering into reverse repurchase agreements, provided that such borrowings do not exceed 33 1/3% of the value of the Fund's total assets (computed immediately after the borrowing).

2. Underwrite securities of other companies (except insofar as the Fund might be deemed to be an underwriter in the resale of any securities held in its portfolio).

3. Invest in commodities or commodity contracts (other than covered call options, put and call options, stock index futures, and options on stock index futures and broadly-based stock indices, all of which are referred to as Hedging Instruments, which it may use as permitted by any of its other fundamental policies, whether or not any such Hedging Instrument is considered to be a commodity or a commodity contract).

4. Purchase or write puts or calls except as permitted by any of its other fundamental policies.

5. Lend money except in connection with the acquisition of that portion of publicly-distributed debt securities which the Fund's investment policies and restrictions permit it to purchase; the Fund may also make loans of portfolio securities and enter into repurchase agreements.

6. Invest in real estate or in interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein.

NON-FUNDAMENTAL POLICIES:

1. As a non-fundamental policy, the Fund will not invest more than 15% of its assets in securities determined by Schroder to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Schroder to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities.

     In addition, as a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies that Schroder considers to be located in the United States.


                               SCHRODER ULTRA FUND
                               -------------------

Schroder Ultra Fund will not:

FUNDAMENTAL POLICIES:

1. Underwrite securities of other companies (except insofar as the Fund might be deemed to be an underwriter in the resale of any securities held in its portfolio).

2. Invest in commodities or commodity contracts (other than Hedging Instruments, which it may use as permitted by any of its other fundamental policies, whether or not any such Hedging Instrument is considered to be a commodity or a commodity contract).

3. Purchase securities on margin; however, the Fund may make margin deposits in connection with any Hedging Instruments, which it may use as permitted by any of its other fundamental policies.

4. Purchase or write puts or calls except as permitted by any of its other fundamental policies.

5. Lend money except in connection with the acquisition of that portion of publicly-distributed debt securities that the Fund's investment policies and restrictions permit it to purchase; the Fund may also make loans of portfolio securities and enter into repurchase agreements.

6. Pledge, mortgage or hypothecate its assets to an extent greater than 10% of the value of the total assets of the Fund; however, this does not prohibit the escrow arrangements contemplated by the put and call activities of the Fund or other collateral or margin arrangements in connection with any of the Hedging Instruments, which it may use as permitted by any of its other fundamental policies.

7. Invest in companies for the purpose of acquiring control or management thereof, except that the Fund may invest in other investment companies to the extent permitted under the Investment Company Act or by rule or exemption thereunder.

8. Invest in interests in oil, gas or other mineral exploration or development programs (but may purchase readily marketable securities of companies that operate, invest in, or sponsor such programs).

9. Invest in real estate or in interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein.

NON-FUNDAMENTAL POLICY:

1. As a non-fundamental policy, the Fund will not invest more than 15% of its assets in securities determined by Schroder to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Fund in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Schroder to be liquid for purposes of compliance with the limitation on the Fund's investment in illiquid securities.

All percentage limitations on investments (other than limitations on borrowing and illiquid securities) will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

VII.     APPENDIX C

                                  FORM OF PROXY

                               SCHRODER ULTRA FUND
                  A SERIES OF SCHRODER CAPITAL FUNDS (DELAWARE)
                     PROXY SOLICITED BY THE BOAD OF TRUSTEES
                  FOR A MEETING OF SHAREHOLDERS -- MAY __, 2003

     The undersigned hereby appoints Catherine A. Mazza, Carin F. Muhlbaum and Alan M. Mandel, and each of them separately, proxies with power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Meeting (the "Meeting") of Shareholders of the Ultra Fund (the "Fund") to be held at the offices of Schroder Capital Funds (Delaware), 875 Third Avenue, 22nd Floor, New York, New York 10022 on May 20, 2003 at 9:00 a.m. (Eastern Time) and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE SHAREHOLDER SIGNING ON THE REVERSE SIDE OF THIS CARD. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.

In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting. The Trustees recommend a vote FOR the proposal.

                    TO VOTE BY MAIL, PLEASE VOTE, SIGN AND DATE ON THE REVERSE SIDE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.


                    NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, name and indicate the signer's office. If a partner, sign in the partnership name.


                    ------------------------------------------------------------
                    Signature


                    ------------------------------------------------------------
                    Signature (if held jointly)


                    ------------------------------------------------------------
                    Date

                                   FOR             AGAINST             ABSTAIN

                                   [ ]               [ ]                 [ ]

I. Proposal by the Trustees of Schroder Capital Funds (Delaware) to approve the Agreement and Plan of Reorganization providing for the Merger of the Schroder Ultra Fund with and into Schroder U.S. Opportunities Fund, as described in the Prospectus/Proxy Statement and the Agreement and Plan of Reorganization.


PLEASE SIGN ON THE REVERSE SIDE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

                                    FORM N-14
                                     PART B

              SCHRODER U.S. OPPORTUNTIES FUND, A SERIES OF SCHRODER
                            CAPITAL FUNDS (DELAWARE)

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY  , 2003


         This Statement of Additional Information (the "SAI") relates to the proposed merger (the "Merger") of Schroder Ultra Fund (the "Ultra Fund"), a series of Schroder Capital Funds (Delaware), a Delaware business trust (the "Trust") into Schroder U.S. Opportunities Fund (the "Opportunities Fund"), another series of the Trust.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement will be filed with the Securities and Exchange Commission and is available upon request and without charge by writing to Schroder Mutual Funds, P.O. Box 8507, Boston, Massachusetts 02266 or by calling 800-464-3108.

                                TABLE OF CONTENTS

I.  Additional Information about the Ultra Fund and the Opportunities Fund.....3
II. Financial Statements.......................................................3

I. ADDITIONAL INFORMATION ABOUT THE ULTRA FUND AND THE OPPORTUNITIES FUND.

     This SAI is accompanied by the Statement of Additional Information of the Trust dated March 1, 2003 (the "Trust SAI"), which has been filed with the Securities and Exchange Commission. The Trust SAI contains additional information about the Opportunities Fund and the Ultra Fund.

II. FINANCIAL STATEMENTS.

     The audited financial statements and certain other historical financial information of each of the Opportunities Fund and the Ultra Fund for the fiscal year ended October 31, 2002 are included in the Trust's Annual Report for the fiscal year ended October 31, 2002 (the "Annual Report"). The financial statements relating to the Opportunities Fund and the Ultra Fund included in the Annual Report, and the report of PricewaterhouseCoopers L.L.P., the Trust's independent accountant, in respect thereof, is incorporated by reference into this Statement of Additional Information. The Annual Report has been filed with the Securities and Exchange Commission. A copy of the Report also accompanies the Prospectus/Proxy Statement.

     Unaudited pro forma financial statements of the Opportunities Fund are provided on the following pages, prepared on the basis of the following two assumptions: (i) that the Ultra Fund was merged with and into the Opportunities Fund at the close of business on October 31, 2002, the end of the Fund's most recent fiscal year and (ii) that the Ultra Fund was merged with and into the Opportunities Fund at the Close of business on January 31, 2003, period after January 31, 2003.

                  PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
            SCHRODER U.S. OPPORTUNITIES FUND AND SCHRODER ULTRA FUND
                                OCTOBER 31, 2002


                                                               SCHRODER                   SCHRODER
                                                          U.S. OPPORTUNITIES               ULTRA
                                                                FUND                        FUND                     COMBINED
   INDUSTRY/SECURITY DESCRIPTION                        SHARES        VALUE         SHARES        VALUE        SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
BUSINESS SERVICES
Alliance Data Systems                                   11,200     $ 190,400             -    $        -        11,200     $ 190,400
Arbitron                                                13,000       443,950             -             -        13,000       443,950
Certegy                                                 18,600       390,600             -             -        18,600       390,600
Copart                                                  39,300       419,331             -             -        39,300       419,331
First Data                                                   -             -        30,000     1,048,200        30,000     1,048,200
Global Payments                                         19,080       539,010             -             -        19,080       539,010
Moore                                                        -             -       313,300     3,461,965       313,300     3,461,965
MPS Group                                               70,900       382,151             -             -        70,900       382,151
NDCHealth                                               22,500       397,125             -             -        22,500       397,125
Sylvan Learning Systems                                 23,700       361,899             -             -        23,700       361,899
Tetra Tech                                              22,700       201,576             -             -        22,700       201,576
TMP Worldwide                                                -             -       175,000     2,709,000       175,000     2,709,000
United Rentals                                          20,500       125,050             -             -        20,500       125,050
Waste Connections                                       14,600       534,068             -             -        14,600       534,068
     Total Business Services                                       3,985,160                   7,219,165                  11,204,325

CAPITAL GOODS                                                                                                        -             -
Actuant Class A                                              -             -        66,900     2,662,620        66,900     2,662,620
Albany International Class A                            21,300       451,347             -             -        21,300       451,347
AO Smith                                                18,200       399,672             -             -        18,200       399,672
Crown Cork & Seal                                       57,900       370,560             -             -        57,900       370,560
Flowserve                                               23,000       269,560             -             -        23,000       269,560
Gerber Scientific                                            -             -        80,000       308,000        80,000       308,000
Manitowoc                                                5,300       125,027             -             -         5,300       125,027
Pentair                                                 12,800       422,912             -             -        12,800       422,912
Winnebago Industries                                     7,100       321,843             -             -         7,100       321,843
     Total Capital Goods                                           2,360,921                   2,970,620                   5,331,541

CONSUMER DISCRETIONARY
Advance Auto Parts                                       3,700       198,135             -             -         3,700       198,135
Aeropostale                                                  -             -       191,000     2,286,270       191,000     2,286,270
American Eagle Outfitters                               21,300       309,276             -             -        21,300       309,276
Barnes & Noble                                          19,600       413,560             -             -        19,600       413,560
Big 5 Sporting Goods                                         -             -       427,100     5,044,051       427,100     5,044,051
Big Lots                                                23,800       395,080             -             -        23,800       395,080
Borders Group                                           11,700       201,591             -             -        11,700       201,591
Brown Shoe                                                   -             -       144,200     2,790,270       144,200     2,790,270
Christopher & Banks                                          -             -        84,400     2,253,480        84,400     2,253,480
Claire's Stores                                         17,700       455,952             -             -        17,700       455,952
Clayton Homes                                           33,100       374,692             -             -        33,100       374,692
Dick's Sporting Goods                                        -             -       215,400     3,532,560       215,400     3,532,560
Dollar Tree Stores                                           -             -       160,000     4,206,400       160,000     4,206,400
Electronics Boutique Holdings                            9,500       239,410             -             -         9,500       239,410
Emerson Radio                                                -             -       177,000       529,230       177,000       529,230
Ethan Allen Interiors                                    9,700       310,885             -             -         9,700       310,885
Foot Locker                                             31,700       310,660             -             -        31,700       310,660
Fossil                                                       -             -        25,000       490,250        25,000       490,250
FTD Class A                                                  -             -        10,000       137,000        10,000       137,000
Genesco                                                      -             -        32,500       518,700        32,500       518,700
Hancock Fabrics                                              -             -       266,800     4,242,120       266,800     4,242,120
Jo-Ann Stores Class A                                        -             -       110,000     2,678,500       110,000     2,678,500
Michaels Stores                                         17,400       782,304             -             -        17,400       782,304
Mohawk Industries                                       11,294       604,794             -             -        11,294       604,794
Monro Muffler                                                -             -        54,200       962,050        54,200       962,050
O'Reilly Automotive                                     19,200       523,584             -             -        19,200       523,584
Pacific Sunwear Of California                           15,200       355,224             -             -        15,200       355,224
Pep Boys-Manny, Moe & Jack                                   -             -       315,000     3,654,000       315,000     3,654,000
Petco Animal Supplies                                   18,300       458,598             -             -        18,300       458,598
Racing Champions                                             -             -       204,000     2,652,000       204,000     2,652,000
Reebok International                                    18,500       522,625             -             -        18,500       522,625
Rent-A-Center                                           14,692       651,590             -             -        14,692       651,590
Russell                                                      -             -        60,600       941,724        60,600       941,724
Scholastic                                              10,000       441,500             -             -        10,000       441,500
Shoe Carnival                                                -             -        95,700     1,242,186        95,700     1,242,186
Tommy Hilfiger                                           5,500        41,525             -             -         5,500        41,525
Too                                                     10,900       275,770             -             -        10,900       275,770
Tuesday Morning                                              -             -       170,000     3,554,700       170,000     3,554,700
Urban Outfitters                                             -             -        45,000     1,080,900        45,000     1,080,900
Wolverine World Wide                                    28,500       459,135             -             -        28,500       459,135
     Total Consumer Discretionary                                  8,325,890                  42,796,391                  51,122,281

CONSUMER STAPLES
Constellation Brands                                    19,400       491,402             -             -        19,400       491,402
JM Smucker                                              16,441       601,905             -             -        16,441       601,905
Performance Food Group                                   8,100       301,239             -             -         8,100       301,239
VCA Antech                                                   -             -       287,900     4,309,863       287,900     4,309,863
     Total Consumer Staples                                        1,394,546                   4,309,863                   5,704,409

ENERGY
Cal Dive International                                   8,100       177,957             -             -         8,100       177,957
Grant Prideco                                           24,400       235,704             -             -        24,400       235,704
Grey Wolf                                              133,600       534,400             -             -       133,600       534,400
Key Energy Services                                     41,400       369,702             -             -        41,400       369,702
Patterson-UTI Energy                                    17,100       494,532             -             -        17,100       494,532

     Total Energy                                                  1,812,295                           -                   1,812,295

FINANCE
Affiliated Managers Group                                8,700       451,704             -             -         8,700       451,704
AmerUs Group                                            15,200       436,240             -             -        15,200       436,240
Federated Investors Class B                             15,900       426,120             -             -        15,900       426,120
Greater Bay Bancorp                                     12,100       184,404             -             -        12,100       184,404
Hilb Rogal & Hamilton                                    8,900       364,900             -             -         8,900       364,900
Platinum Underwriters Holdings                           2,100        52,710             -             -         2,100        52,710
StanCorp Financial Group                                 6,200       334,800             -             -         6,200       334,800
     Total Finance                                                 2,250,878                           -                   2,250,878

FINANCIALS
Hub International                                            -             -        73,100     1,253,665        73,100     1,253,665

HEALTH CARE
Bausch & Lomb                                            7,200       223,920             -             -         7,200       223,920
Cerner                                                   8,100       288,441             -             -         8,100       288,441
Charles River Laboratories International                15,300       562,275             -             -        15,300       562,275
Covance                                                 23,300       519,124             -             -        23,300       519,124
Coventry Health Care                                     6,100       204,106             -             -         6,100       204,106
DaVita                                                  15,400       369,138             -             -        15,400       369,138
Edwards Lifesciences                                     8,800       226,072             -             -         8,800       226,072
First Health Group                                      23,200       602,736             -             -        23,200       602,736
Hanger Orthopedic Group                                      -             -       310,000     4,402,000       310,000     4,402,000
Henry Schein                                            12,000       602,040             -             -        12,000       602,040
Inveresk Research Group                                      -             -       107,200     2,089,328       107,200     2,089,328
LabOne                                                       -             -       105,000     1,830,150       105,000     1,830,150
Medical Action Industries                                    -             -       109,100     1,253,668       109,100     1,253,668
Medicis Pharmaceutical Class A                           6,431       295,183             -             -         6,431       295,183
Millipore                                                2,600        88,426             -             -         2,600        88,426
Pharmaceutical Product Development                      19,300       528,820             -             -        19,300       528,820
Renal Care Group                                        13,000       411,450             -             -        13,000       411,450
Universal Health Services                                9,900       479,952             -             -         9,900       479,952
     Total Health Care                                             5,401,683                   9,575,146                  14,976,829

MATERIALS
Airgas                                                  30,900       471,534             -             -        30,900       471,534
Chesapeake                                                   -             -        13,400       205,020        13,400       205,020
     Total Materials                                                 471,534                     205,020                     676,554

MEDIA
Catalina Marketing                                      15,600       301,860             -             -        15,600       301,860
Clear Channel Communications                                 -             -       100,000     3,705,000       100,000     3,705,000
Courier                                                      -             -         2,400        89,880         2,400        89,880
Emmis Communications Class A                             9,800       213,836             -             -         9,800       213,836
Entercom Communications                                  9,000       442,980             -             -         9,000       442,980
Spanish Broadcasting System Class A                          -             -        68,200       452,166        68,200       452,166
     Total Media                                                     958,676                   4,247,046                   5,205,722

RESTAURANTS
AFC Enterprises                                         14,700       272,244             -             -        14,700       272,244
Applebees International                                 30,425       723,811             -             -        30,425       723,811
CBRL Group                                              21,400       501,402             -             -        21,400       501,402
Regis                                                    2,500        73,050             -             -         2,500        73,050
Ruby Tuesday                                            36,110       630,119             -             -        36,110       630,119
     Total Restaurants                                             2,200,626                           -                   2,200,626

TECHNOLOGY
Advanced Digital Information                            36,100       255,588             -             -        36,100       255,588
American Power Conversion                                    -             -        45,000       581,400        45,000       581,400
Amphenol Class A                                        20,300       781,550             -             -        20,300       781,550
Avid Technology                                              -             -        30,000       422,700        30,000       422,700
Avocent                                                 11,700       234,000             -             -        11,700       234,000
CTS                                                     15,800        94,800             -             -        15,800        94,800
Fair Isaac                                                   -             -        32,400     1,246,428        32,400     1,246,428
Fisher Scientific International                         13,600       388,960             -             -        13,600       388,960
Maxtor                                                  78,200       294,032             -             -        78,200       294,032
Mentor Graphics                                         11,900       112,967             -             -        11,900       112,967
Overland Storage                                             -             -         8,100       103,761         8,100       103,761
Packeteer                                                    -             -       273,500     1,449,550       273,500     1,449,550
PerkinElmer                                             32,086       223,318             -             -        32,086       223,318
Planar Systems                                               -             -        25,700       472,109        25,700       472,109
Rogers                                                       -             -       133,400     3,332,332       133,400     3,332,332
Scansource                                                   -             -        40,100     2,410,010        40,100     2,410,010
SonicWALL                                                    -             -        63,400       176,252        63,400       176,252
Storage Technology                                           -             -       160,000     2,828,800       160,000     2,828,800
Symantec                                                 6,300       252,000             -             -         6,300       252,000
Technitrol                                              10,600       155,078             -             -        10,600       155,078
Tektronix                                               29,500       521,265             -             -        29,500       521,265
Zebra Technologies Class A                               5,300       326,056             -             -         5,300       326,056
     Total Technology                                              3,639,614                  13,023,342                  16,662,956

TECHNOLOGY-SEMICONDUCTORS
Advanced Energy Industries                              15,300       185,283             -             -        15,300       185,283
Aeroflex                                                31,100       180,069             -             -        31,100       180,069
Exar                                                    27,800       350,280             -             -        27,800       350,280
Integrated Device Technology                                 -             -        60,000       592,620        60,000       592,620
Integrated Silicon Solutions                                 -             -        52,900       149,178        52,900       149,178
International Rectifier                                      -             -       140,000     2,417,800       140,000     2,417,800
Lattice Semiconductor                                   24,300       164,511             -             -        24,300       164,511
Micrel                                                  13,800       113,988             -             -        13,800       113,988
Semtech                                                 17,000       240,210             -             -        17,000       240,210
Varian Semiconductor Equipment Associates                6,400       152,448             -             -         6,400       152,448
Zoran                                                        -             -        30,000       449,700        30,000       449,700
     Total Technology-Semiconductors                               1,386,789                   3,609,298                   4,996,087

TECHNOLOGY-SOFTWARE
Actuate                                                      -             -        10,800        19,656        10,800        19,656
Manhattan Associates                                         -             -        60,900     1,369,032        60,900     1,369,032
Progress Software                                       30,200       376,896             -             -        30,200       376,896
Rational Software                                       32,500       215,150             -             -        32,500       215,150
Sybase                                                  28,400       363,804             -             -        28,400       363,804
     Total Technology-Software                                       955,850                   1,388,688                   2,344,538

TRANSPORTATION
Arkansas Best                                                -             -        55,000     1,647,250        55,000     1,647,250
Old Dominion Freight Line                                    -             -        46,700     1,090,445        46,700     1,090,445
Pacer International                                     25,800       304,440             -             -        25,800       304,440
PAM Transportation Services                                  -             -       170,700     3,576,165       170,700     3,576,165
Roadway                                                      -             -        91,100     3,650,377        91,100     3,650,377
Ryder System                                             8,000       183,600             -             -         8,000       183,600
USFreightways                                           13,300       373,730             -             -        13,300       373,730
     Total Transportation                                            861,770                   9,964,237                  10,826,007


TOTAL COMMON STOCKS                                               36,006,232                 100,562,481                 136,568,713

OPTIONS
Russell 2000 Index Put Nov/370                               -             -           800       604,000           800       604,000
Russell 2000 index Put Nov/380                               -             -           800       996,000           800       996,000
Russell 2000 Index Put Nov/390                               -             -         1,000     1,985,000         1,000     1,985,000

     TOTAL OPTIONS                                                         -                   3,585,000                   3,585,000

SHORT-TERM INVESTMENTS
SEI Daily Income Trust Money Market Fund             1,899,943     1,899,943     9,865,764     9,865,764    11,765,707    11,765,707
SEI Daily Income Trust Prime Obligations Fund        1,899,942     1,899,942     9,865,763     9,865,763    11,765,705    11,765,705

     Total Short-Term Investments                    3,799,885     3,799,885    19,731,527    19,731,527    23,531,412    23,531,412

GOVERNMENT AND AGENCY SECURITY
United States Treasury Bill                                  -             -    70,000,000    69,921,055    70,000,000    69,921,055

REPURCHASE AGREEMENT
JP Morgan Chase                                              -             -    26,554,840    26,554,840    26,554,840    26,554,840



     TOTAL INVESTMENTS                                           $39,806,117                $220,354,903                $260,161,020

                  PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
            SCHRODER U.S. OPPORTUNITIES FUND AND SCHRODER ULTRA FUND
                                JANUARY 31, 2003


                                                          SCHRODER                  SCHRODER
                                                     U.S. OPPORTUNITIES              ULTRA
                                                            FUND                      FUND                     COMBINED

     INDUSTRY/SECURITY DESCRIPTION                  SHARES       VALUE        SHARES         VALUE       SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
BUSINESS SERVICES
Alliance Data Systems                               11,200     $ 195,888           -           $ -       11,200       $ 195,888
Allied Waste                                        41,400       404,892           -             -       41,400         404,892
Arbitron                                            13,000       420,030           -             -       13,000         420,030
Bearingpoint                                        25,300       199,617           -             -       25,300         199,617
Certegy                                             18,600       475,788           -             -       18,600         475,788
Copart                                              39,300       404,004           -             -       39,300         404,004
Doubleclick                                         29,800       188,038           -             -       29,800         188,038
Global Payments                                     19,080       544,352           -             -       19,080         544,352
Maximus                                              7,500       179,175           -             -        7,500         179,175
MPS Group                                           70,900       408,384           -             -       70,900         408,384
NDCHealth                                           22,500       489,150           -             -       22,500         489,150
PNM Resources                                       17,600       371,536           -             -       17,600         371,536
Reinsurance Group                                   21,000       603,330           -             -       21,000         603,330
Sylvan Learning Systems                             23,700       379,200           -             -       23,700         379,200
United Dominion                                     25,800       412,542           -             -       25,800         412,542
United Rentals                                      26,900       277,877           -             -       26,900         277,877
Waste Connections                                   14,600       507,350           -             -       14,600         507,350
     Total Business Services                                   6,461,153                         -                    6,461,153

CAPITAL GOODS
Albany International Class A                        21,300       504,171           -             -       21,300         504,171
AO Smith                                            18,200       473,018           -             -       18,200         473,018
Flowserve                                           23,000       269,560           -             -       23,000         269,560
Manitowoc                                            5,300       121,476           -             -        5,300         121,476
Olin                                                10,600       170,872           -             -       10,600         170,872
Winnebago Industries                                 7,100       244,169           -             -        7,100         244,169
     Total Capital Goods                                       1,783,266                         -                    1,783,266

CONSUMER DISCRETIONARY
1-800-Flowers.Com                                   28,300       185,082           -             -       28,300         185,082
Advance Auto Parts                                   9,600       419,040           -             -        9,600         419,040
Big 5 Sporting Goods                                     -             -      30,200       342,770       30,200         342,770
Bunge                                                9,100       236,600           -             -        9,100         236,600
Claire's Stores                                     14,400       337,248           -             -       14,400         337,248
Clayton Homes                                       42,000       514,500           -             -       42,000         514,500
Crown Castle                                        33,900       133,905           -             -       33,900         133,905
Digitas                                                400         1,620           -             -          400           1,620
Dollar Tree Stores                                   7,800       171,296      26,600       584,163       34,400         755,459
Marvel Enterprise                                        -             -      20,000       221,600       20,000         221,600
Metro-Goldwyn Mayer                                 28,600       294,580           -             -       28,600         294,580
Michaels Stores                                     17,500       590,625           -             -       17,500         590,625
Monro Muffler                                            -             -      13,400       252,322       13,400         252,322
Pep Boys-Manny, Moe & Jack                          17,900       186,339           -             -       17,900         186,339
Petco Animal Supplies                               18,300       384,483           -             -       18,300         384,483
Reebok International                                18,500       559,440           -             -       18,500         559,440
Rent-A-Center                                       12,992       685,328           -             -       12,992         685,328
Too                                                 10,900       181,485           -             -       10,900         181,485
Wolverine World Wide                                28,500       426,075           -             -       28,500         426,075
     Total Consumer Discretionary                              5,307,646                 1,400,855                    6,708,501

CONSUMER STAPLES
Constellation Brands                                19,400       486,358           -             -       19,400         486,358
JM Smucker                                          16,441       657,640           -             -       16,441         657,640
Performance Food Group                               8,100       249,885           -             -        8,100         249,885
     Total Consumer Staples                                    1,393,883                         -                    1,393,883

ENERGY
Artesyn Technology                                       -             -     160,300       557,844      160,300         557,844
Cal Dive International                               8,100       172,611           -             -        8,100         172,611
Grant Prideco                                       24,400       259,860           -             -       24,400         259,860
Hurricane Hydrocarbons Class A                       9,200        98,440           -             -        9,200          98,440
Key Energy Services                                 41,400       383,364           -             -       41,400         383,364
Patterson-UTI Energy                                17,100       521,721           -             -       17,100         521,721
Stone Energy                                         6,200       210,862       9,600       326,496       15,800         537,358
Universal Compression                               19,300       365,735           -             -       19,300         365,735
     Total Energy                                              2,012,593                   884,340                    2,896,933

FINANCE
Affiliated Managers Group                            5,100       236,844           -             -        5,100         236,844
AmerUs Group                                        15,200       418,304           -             -       15,200         418,304
Blackrock                                            4,400       185,900           -             -        4,400         185,900
Commerce Bancshares                                 21,100       826,276      10,200       399,432       31,300       1,225,708
Federated Investors Class B                         15,900       406,245           -             -       15,900         406,245
First Niagara Financial                             17,200       199,520           -             -       17,200         199,520
Hilb Rogal & Hamilton                                5,900       221,958           -             -        5,900         221,958
Indymac Bancorp                                     17,700       346,389                                 17,700         346,389
Platinum Underwriters Holdings                      23,800       586,670      10,500       258,825       34,300         845,495
     Total Finance                                             3,428,106                   658,257                    4,086,363

HEALTH CARE
Apria Healthcare Group                              18,800       433,340           -             -       18,800         433,340
Covance                                             18,200       491,036           -             -       18,200         491,036
Coventry Health Care                                 6,100       169,275           -             -        6,100         169,275
DaVita                                              20,200       486,820           -             -       20,200         486,820

Edwards Lifesciences                                 8,800       224,488           -             -        8,800         224,488
First Health Group                                  23,200       544,759           -             -       23,200         544,759
Hanger Orthopedic Group                             17,800       248,310      25,200       351,540       43,000         599,850
Henry Schein                                        10,300       417,459           -             -       10,300         417,459
Medicis Pharmaceutical Class A                       6,431       332,161           -             -        6,431         332,161
Millipore                                           13,700       442,647           -             -       13,700         442,647
NBTY                                                     -             -      30,000       546,300       30,000         546,300
Pharmaceutical Product Development                  17,200       513,420           -             -       17,200         513,420
Renal Care Group                                    15,400       445,060           -             -       15,400         445,060
Universal Health Services                            7,800       363,324           -             -        7,800         363,324
     Total Health Care                                         5,112,099                   897,840                    6,009,939

MATERIALS
Airgas                                              30,900       533,025           -             -       30,900         533,025
     Total Materials                                             533,025                         -                      533,025

MEDIA
Emmis Communications Class A                         9,800       215,012           -             -        9,800         215,012
     Total Media                                                 215,012                         -                      215,012

RESTAURANTS
AFC Enterprises                                     14,400       264,816           -             -       14,400         264,816
Applebees International                             30,425       791,050      26,200       681,200       56,625       1,472,250
CBRL Group                                          16,800       535,920           -             -       16,800         535,920
Regis                                               24,100       649,254           -             -       24,100         649,254
Ruby Tuesday                                        36,110       682,479           -             -       36,110         682,479
     Total Restaurants                                         2,923,519                   681,200                    3,604,719

TECHNOLOGY
Advanced Digital Information                         9,600        65,760           -             -        9,600          65,760
Amphenol Class A                                    17,700       721,275           -             -       17,700         721,275
Avocent                                             11,700       293,670           -             -       11,700         293,670
CTS                                                 24,200       176,660           -             -       24,200         176,660
DRS Technology                                       9,600       252,000           -             -        9,600         252,000
Fisher Scientific International                     13,600       393,040           -             -       13,600         393,040
Harris                                              10,400       324,480           -             -       10,400         324,480
Peregrine                                                -             -     510,800       109,822      510,800         109,822
PerkinElmer                                         65,986       514,691           -             -       65,986         514,691
Photon Dynamics                                     13,800       186,576           -             -       13,800         186,576
Planar Systems                                           -             -      20,100       319,992       20,100         319,992
Scansoft                                                 -             -     119,500       564,040      119,500         564,040
Storage Technology                                       -             -      14,350       317,135       14,350         317,135
Tektronix                                           15,900       262,350           -             -       15,900         262,350
Ultratech                                                -             -      37,500       440,625       37,500         440,625
Unisys                                              50,000       466,000           -             -       50,000         466,000
Zebra Technologies Class A                           4,600       256,956           -             -        4,600         256,956
     Total Technology                                          3,913,458                 1,751,614                    5,665,072

TECHNOLOGY-SEMICONDUCTORS
Advanced Energy Industries                           1,600        16,960           -             -        1,600          16,960
Aeroflex                                            49,700       397,600           -             -       49,700         397,600
Exar                                                27,800       360,010           -             -       27,800         360,010
Lattice Semiconductor                               44,400       335,220           -             -       44,400         335,220
O2                                                  13,900       126,073           -             -       13,900         126,073
Pericom Semiconductors                                   -             -      60,000       530,400       60,000         530,400
Varian Semiconductor Equipment Associates            2,200        57,068           -             -        2,200          57,068
Vialta                                                   -             -       1,633           605        1,633             605
     Total Technology-Semiconductors                           1,292,931                   531,005                    1,823,936

TECHNOLOGY-SOFTWARE
MSC Software                                        29,600       237,984           -             -       29,600         237,984
Progress Software                                   30,200       433,370           -             -       30,200         433,370
Sybase                                              28,400       408,392           -             -       28,400         408,392
     Total Technology-Software                                 1,079,746                         -                    1,079,746

TRANSPORTATION
Arkansas Best                                            -             -      13,900       336,519       13,900         336,519
Pacer International                                 25,800       352,170           -             -       25,800         352,170
Roadway                                                  -             -       9,500       327,180        9,500         327,180
UsFreightways                                       13,300       349,657           -             -       13,300         349,657
     Total Transportation                                        701,827                   663,699                    1,365,526


TOTAL COMMON STOCKS                                           36,158,264                 7,468,810                   43,627,074

SHORT-TERM INVESTMENTS
SEI Daily Income Trust Money Market Fund                       1,312,202                   494,595                    1,806,797
SEI Daily Income Trust Prime Obligations Fund                          -                   494,595                      494,595

     Total Short-Term Investments                              1,312,202                   989,190                    2,301,392

REPURCHASE AGREEMENT
JP Morgan Chase                                                        -                 2,847,530                    2,847,530


     TOTAL INVESTMENTS                                      $ 37,470,466              $ 11,305,530                 $ 48,775,996

            SCHRODER U.S. OPPORTUNITIES FUND AND SCHRODER ULTRA FUND PRO FORMA STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                OCTOBER 31, 2002

                                                   SCHRODER                  SCHRODER
                                              U.S. OPPORTUNITIES              ULTRA               PROFORMA          PRO FORMA
                                                      FUND                     FUND             ADJUSTMENTS          COMBINED
ASSETS
Investments in securities, at value                   $ 39,806,117            $ 193,800,063                         $ 233,606,180
Repurchase agreements                                            -               26,554,840                            26,554,840
Cash                                                     1,607,855               69,921,056                            71,528,911
Dividends receivable                                         8,508                        -                                 8,508
Interest receivable                                          5,010                   28,307                                33,317
Receivable for securities sold                             202,534                4,352,198                             4,554,732
Receivable for Fund shares sold                            491,096                        -                               491,096
Prepaid expenses                                             8,175                   10,031                                18,206
                                             ----------------------   ----------------------   ---------------   -----------------
          TOTAL ASSETS                                  42,129,295              294,666,495                           336,795,790

LIABILITIES
Payable for securities purchased                           171,885               79,197,004                            79,368,889
Payable for Fund shares redeeemed                           13,362                   92,530                               105,892
Advisory fee payable                                        17,037                  224,453                               241,490
Administration fee payable                                  13,512                   71,204                                84,716
Accrued expenses and other liabilities                      56,588                  180,267                               236,855
                                             ----------------------   ----------------------                     -----------------
         TOTAL LIABILITIES                                 272,384               79,765,458                            80,037,842
                                             ----------------------   ----------------------                     -----------------
     NET ASSETS                                       $ 41,856,911            $ 214,901,037                         $ 256,757,948
                                             ======================   ======================                     =================

NET ASSETS
Capital paid-in                                       $ 47,157,294            $ 156,962,064                         $ 204,119,358
Undistributed net investment income                         71,449                        -                                71,449
Accumulated net realized gain
     (loss) on investments                                (528,325)              55,062,738                            54,534,413
Net unrealized appreciation
     (depreciation) on investments                      (4,843,507)               2,876,235                            (1,967,272)
                                             ----------------------   ----------------------                     -----------------
     NET ASSETS                                       $ 41,856,911            $ 214,901,037                         $ 256,757,948
                                             ======================   ======================                     =================

Investor Class:
    Net Assets                                        $ 41,856,911            $ 214,901,037               $ -       $ 256,757,948
    Net asset value, offering
        and redemption price per share                     $ 12.57                  $ 33.38                               $ 12.57

Total  shares outstanding at end of period               3,330,396                6,438,770        10,660,092          20,429,258


Cost of securities                                    $ 44,649,624            $ 217,478,668                         $ 262,128,292

            SCHRODER U.S. OPPORTUNITIES FUND AND SCHRODER ULTRA FUND PRO FORMA STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                JANUARY 31, 2003


                                                    SCHRODER                  SCHRODER
                                               U.S. OPPORTUNITIES              ULTRA               PROFORMA          PRO FORMA
                                                       FUND                     FUND             ADJUSTMENTS          COMBINED
ASSETS
Investments in securities, at value                    $ 37,470,466              $ 8,458,000                          $ 45,928,466
Repurchase agreements                                             -                2,847,530                             2,847,530
Cash                                                              -                2,668,242                             2,668,242
Interest receivable                                          16,914                    1,840                                18,754
Receivable for securities sold                            1,011,429                        -                             1,011,429
Receivable for Fund shares sold                             421,707                        -                               421,707
Prepaid expenses                                             44,240                   35,816                                80,056
                                              -----------------------------------------------   ---------------   -----------------
          TOTAL ASSETS                                   38,964,756               14,011,428                            52,976,184

LIABILITIES
Payable for securities purchased                            474,812                  717,438                             1,192,250
Payable for Fund shares redeemed                                  -                      622                                   622
Advisory fee payable                                         17,240                   19,543                                36,783
Administration fee payable                                   21,322                    9,668                                30,990
Accrued expenses and other liabilities                       86,306                  186,990                               273,296
                                              ----------------------   ----------------------                     -----------------
         TOTAL LIABILITIES                                  599,680                  934,261                             1,533,941
                                              ----------------------   ----------------------                     -----------------
     NET ASSETS                                        $ 38,365,076             $ 13,077,167                          $ 51,442,243
                                              ======================   ======================                     =================

NET ASSETS
Capital paid-in                                        $ 44,880,335             $ 10,767,876                          $ 55,648,211
Accumulated net investment loss                             (39,848)                (327,611)                             (367,459)
Accumulated net realized gain
  (loss) on investments                                  (4,615,428)               2,706,029                            (1,909,399)
Net unrealized depreciation on investments               (1,859,983)                 (69,127)                           (1,929,110)
                                              ----------------------   ----------------------                     -----------------
     NET ASSETS                                        $ 38,365,076             $ 13,077,167                          $ 51,442,243
                                              ======================   ======================                     =================

Investor Class:
    Net Assets                                         $ 38,365,076             $ 13,077,167       $         -        $ 51,442,243
    Net asset value, offering and
        redemption price per share                          $ 12.21                   $ 4.14                               $ 12.21

Total  shares outstanding at end of period                3,142,439                3,162,221        (2,091,085)          4,213,575


Cost of securities                                     $ 39,330,449             $ 11,374,657                          $ 50,705,106

                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2002

                                                     SCHRODER U.S.      SCHRODER
                                                     OPPORTUNITIES       ULTRA                          PRO FORMA       PRO FORMA
                                                         FUND             FUND           COMBINED      ADJUSTMENTS      COMBINED
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                        $ 136,971        $ 488,117        $ 625,088                      $ 625,088
Interest income                                          182,166        1,093,539        1,275,705                      1,275,705
----------------------------------------------------------------------------------------------------------------------------------
          TOTAL INCOME                                   319,137        1,581,656        1,900,793             -        1,900,793
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                 216,815        2,563,932        2,780,747    (1,538,308)(a)    1,242,439
Administrative fees                                      107,942          510,056          617,998             -          617,998
Subadministration fees                                    62,719          297,127          359,846                        359,846
Custodian fees                                            21,869           64,402           86,271       (10,000)(b)       76,271
Audit fees                                                24,870          112,338          137,208       (15,000)(c)      122,208
Legal fees                                                28,028          124,594          152,622                        152,622
Printing expenses                                         25,846           82,349          108,195                        108,195
Trustees fees                                             14,337           71,232           85,569                         85,569
Transfer agent fees                                      127,499           72,344          199,843       (30,000)(d)      169,843
Registration fees                                         13,602            6,052           19,654        (4,000)(e)       15,654
Insurance                                                  7,785            9,933           17,718                         17,718
Other                                                       (252)          14,566           14,314                         14,314
----------------------------------------------------------------------------------------------------------------------------------
          TOTAL EXPENSES                                 651,060        3,928,925        4,579,985    (1,597,308)       2,982,677
----------------------------------------------------------------------------------------------------------------------------------
Expenses borne by Investment Advisor                      (6,743)          (1,838)          (8,581)            -           (8,581)
Interest expense                                               -            1,271            1,271             -            1,271
----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                             644,317        3,928,358        4,572,675     1,597,308        2,975,367
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                   (325,180)      (2,346,702)      (2,671,882)    1,597,308       (1,074,574)
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain on investments sold                    783,623       57,118,251       57,901,874                     57,901,874
Net realized loss on foreign currency transactions             -             (284)            (284)                          (284)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain loss on investments and
   foreign currency transactions                         783,623       57,117,967       57,901,590                     57,901,590
----------------------------------------------------------------------------------------------------------------------------------
Change in net unrealized
   depreciation on investments                        (7,209,390)     (12,754,795)     (19,964,185)                   (19,964,185)
----------------------------------------------------------------------------------------------------------------------------------
       Net change in unrealized appreciation
         (depreciation)on investments and foreign
         currency translations                        (7,209,390)     (12,754,795)     (19,964,185)                   (19,964,185)
----------------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS)                                       (6,425,767)      44,363,172       37,937,405                     37,937,405
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                        $(6,750,947)     $42,016,470      $35,265,523    $1,597,308      $36,862,831
==================================================================================================================================

Notes to Pro Forma Combining Financial Statements
(Unaudited)

The accompanying unaudited Pro Forma Combining Schedule of Investments and Statement of Assets and Liabilities as of October 31, 2002 and the unaudited Pro Forma Combining Statement of Operations for the year ended October 31, 2002 are intended to present the financial condition and related results of operations if the Schroder Ultra Fund merged with the Schroder U.S. Opportunities Fund

The pro forma adjustments to these pro forma financial statements are comprised of:

(a) Adjustment to decrease the Investment advisory fees to the terms under the U.S. Opportunities Fund Investment advisory agreement.
(b)  Adjustment to eliminate duplicate custodian transaction charges
(c) Adjustment of audit fees to reflect expenses incurred for the audit of one combined Fund
(d) Adjustment of transfer agent fees to reflect the elimination of duplicate base transfer agent fee
(e)  Adjustment to eliminate duplicate blue sky registration fees

            PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)
                FOR THE THREE MONTH PERIOD ENDED JANUARY 31, 2003


                                                   SCHRODER           SCHRODER
                                              U.S. OPPORTUNITIES       ULTRA                           PRO FORMA         PRO FORMA
                                                     FUND               FUND            COMBINED      ADJUSTMENTS        COMBINED
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                      $ 52,323          $ 14,879         $ 67,202             $ -           $ 67,202
Interest income                                        15,331           154,131          169,462               -            169,462
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL INCOME                                 67,654           169,010          236,664               -            236,664
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                               53,062           296,410          349,472        (177,843)(a)        171,629
Administrative fees                                    26,531            59,282           85,813               -             85,813
Subadministration fees                                 26,981            43,894           70,875          (4,200)(b)         70,875
Custodian fees                                          1,232             7,821            9,053          (2,000)(c)          7,053
Audit fees                                              7,519            15,397           22,916          (2,750)(d)         20,166
Legal fees                                             12,396            25,780           38,176               -             38,176
Printing expenses                                       4,566             7,319           11,885               -             11,885
Trustees fees                                           4,263            10,173           14,436               -             14,436
Transfer agent fees                                    33,532            18,750           52,282         (10,000)(e)         42,282
Registration fees                                       5,090             5,708           10,798          (1,000)(f)          9,798
Insurance                                               2,796             1,843            4,639               -              4,639
Other                                                     983             4,244            5,227               -              5,227
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                          178,951           496,621          675,572        (197,793)           481,979
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                  (111,297)         (327,611)        (438,908)        197,793           (245,315)
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain (loss) on investments sold       (2,968,287)          774,670       (2,193,617)              -         (2,193,617)
Change in net unrealized appreciation
   (depreciation) on investments                    2,983,524        (2,945,362)          38,162               -             38,162
------------------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS)                                        15,237        (2,170,692)      (2,155,455)              -         (2,155,455)
------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                       $ (96,060)     $ (2,498,303)    $ (2,594,363)      $ 197,793       $ (2,400,770)
====================================================================================================================================


Notes to Pro Forma Combining Financial Statements
(Unaudited)

The accompanying unaudited Pro Forma Combining Schedule of Investments and Statement of Assets and Liabilities as of January 31, 2003 and the unaudited Pro Forma Combining Statement of Operations for the three month period ended January 31, 2003 are intended to present the financial condition and related results of operations if the Schroder Ultra Fund merged with the Schroder U.S. Opportunities Fund.

The pro forma adjustments to these pro forma financial statements are comprised of:

(a) Adjustment to decrease the Investment advisory fees to the terms under the U.S. Opportunities Fund Investment advisory agreement.
(b) Adjustment to decrease the Sub-Administration fees to reflect the elimination of the minimum fees associated with the Ultra Fund.
(c)  Adjustment to eliminate duplicate custodian transaction charges
(d) Adjustment of audit fees to reflect expenses incurred for the audit of one combined Fund
(e) Adjustment of transfer agent fees to reflect the elimination of duplicate base transfer agent fee
(f)  Adjustment to eliminate duplicate blue sky registration fees

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

     Section 10.02 of the Registrant's Trust Instrument reads as follows:

     "(a) Subject to the exceptions and limitations contained in subsection 10.02(b): (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     "(b) No indemnification shall be provided hereunder to a Covered Person:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought: (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office; or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

     "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Subsection 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

ITEM 16. EXHIBITS.

(1) Trust Instrument of Registrant dated as of September 6, 1995 and Amended and Restated as of February 5, 2002 (see Note 4).

(2) Bylaws of Registrant dated September 8, 1995 and Amended as of October 8, 2001 (see Note 4).

(3)      Not Applicable.

(4) Form of Agreement and Plan of Reorganization between Registrant, on behalf of Schroder Ultra Fund, and Registrant, on behalf of Schroder U.S. Opportunities Fund--filed as Appendix A to Part A hereof.

(5) See the following Articles and Sections in the Trust Instrument filed as Exhibit (1): Article II, Sections 2.03, 2.04, 2.06, 2.08, 2.09,
         2.10, 2.11; Article III, Section 3.08; Article VII; Article IX; and
         Article X, Section 10.03.

(6) Form of Amended and Restated Investment Advisory Agreement dated as of September 15, 1999 between Registrant and Schroder Investment Management North America Inc. with respect to Schroder U.S. Opportunities Fund (formerly, "Schroder U.S. Smaller Companies Fund") (see Note 2).

(7) Form of Distribution Agreement between the Registrant and Schroder Fund Advisors Inc. dated as of September 15, 1999 (see Note 2).

(8)      Not Applicable.

(9) Global Custody Agreement between the Registrant and The Chase Manhattan Bank dated as of November 5, 2001 (see Note 4).

(10)     Not Applicable.

(11) Opinion and consent of Morris, Nichols, Arsht & Tunnell is filed herewith.

(12)     To be filed by post-effective amendment.

(13) (a) Administration Agreement between the Registrant and Schroder Fund Advisors Inc. dated November 26, 1996 and amended and restated as of June 1, 1998 (see Note 3).

         (b) Sub-administration and Accounting Agreement among Schroder Fund Advisors, Inc., the Registrant and SEI Investments Global Fund Services dated as of October 8, 2001 (see Note 4).

         (c) Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company dated as of May 28, 1999 (see Note 1).

         (d) Form of Delegation Amendment to Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company dated as of July 24, 2002 (see Note 5).

(14)     Consent of PricewaterhouseCoopers LLP is filed herewith.

(15)     No financial statements were omitted.

(16) Power of Attorney for David N. Dinkins, Peter E. Guernsey, John I. Howell, Peter S. Knight, Catherine A. Mazza, William L. Means, Clarence
         F. Michalis, Hermann C. Schwab and Alan M. Mandel is filed herewith.

Notes:

1. Exhibit incorporated by reference to Post-Effective Amendment No.74 to the Trust's Registration Statement on Form N-1A filed via EDGAR on July 13, 1999, accession number 0001047469-99-027251.

2. Exhibit incorporated by reference to Post-Effective Amendment No.75 to the Trust's Registration Statement on Form N-1A filed via EDGAR on September 30, 1999, accession number 0001047469-99-037395.

3. Exhibit incorporated by reference to Post-Effective Amendment No.76 to the Trust's Registration Statement on Form N-1A filed via EDGAR on February 29, 2000, accession number 0000912057-00-009074.

4. Exhibit incorporated by reference to Post-Effective Amendment No.78 to the Trust's Registration Statement on Form N-1A filed via EDGAR on January 29, 2002, accession number 0000950136-02-000239.

5. Exhibit incorporated by reference to Post-Effective Amendment No. 81 to the Trust's Registration Statement on Form N-1A filed via EDGAR on February 28, 2003, accession number 0000950136-03-000457.

ITEM 17. UNDERTAKINGS

(1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Acts of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) Pursuant to the requirements of Form N-14, Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed merger described in the Prospectus/Proxy Statement that is a part of this Registration Statement within a reasonable time after receipt of such opinion or ruling.

NOTICE

     Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of the Registrant arising out of this instrument are not binding upon any of the trustees, officers, or shareholders of the Registrant individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 7th day of March, 2003.



SCHRODER CAPITAL FUNDS (DELAWARE)
By: /s/ CATHERINE A. MAZZA
    ----------------------
        Name: Catherine A. Mazza
        Title: President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 7th day of March, 2003.

        SIGNATURE                            TITLE


             *                              Trustee
----------------------------
        David N. Dinkins


             *                              Trustee
----------------------------
        Peter E. Guernsey


             *                              Trustee
----------------------------
        John L. Howell


             *                              Trustee
----------------------------
        Peter S. Knight


 /s/ CATHERINE A. MAZZA                     Trustee, President and Principal
----------------------------                Executive Officer
     Catherine A. Mazza


             *                              Trustee
----------------------------
        William L. Means

             *                              Trustee
----------------------------
        Clarence F. Michalis


             *                              Trustee
----------------------------
        Hermann C. Schwab


   /s/ ALAN M. MANDEL                       Treasurer and Principal Accounting
----------------------------                and Financial Officer
       Alan M. Mandel




By: /s/ CATHERINE A. MAZZA
    -----------------------
Catherine A. Mazza
*Attorney-In-Fact pursuant
to powers of attorney
filed herewith

EXHIBIT INDEX

(12) Opinion and consent of Morris, Nichols, Arsht & Tunnell

(14) Consent of PricewaterhouseCoopers LLP

(16) Power of Attorney